UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2003 - April 30, 2004

Item 1: Reports to Shareholders

                            VANGUARD(R) INTERNATIONAL

                           STOCK INDEX FUNDS

                           APRIL 30, 2004













{GRAPHIC}

SEMIANNUAL REPORT
               VANGUARD(R) EUROPEAN STOCK INDEX FUND
               VANGUARD(R) PACIFIC STOCK INDEX FUND
               VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND
               VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND
               VANGUARD(R) DEVELOPED MARKETS INDEX FUND
               VANGUARD(R) INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

               THE VANGUARD GROUP(R) [LOGO]

HOW TO READ YOUR FUND REPORT
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This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that the opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

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CONTENTS
   1  LETTER FROM THE CHAIRMAN
   6  FUND PROFILES
  14  GLOSSARY OF INVESTMENT TERMS
  15  PERFORMANCE SUMMARIES
  19  ABOUT YOUR FUND'S EXPENSES
  21  FINANCIAL STATEMENTS
  71  ADVANTAGES OF VANGUARD.COM

SUMMARY
- The Vanguard International Stock Index Funds posted gains ranging from 8.2% to 12.9% during the six months ended April 30, 2004.

- Gains were broad-based across countries and industry sectors. Japan and the United Kingdom were significant contributors because of their heavy weightings in the relevant indexes.

- In contrast to the last fiscal year, currency fluctuations played only a minor role, adding a few percentage points to European returns for U.S.-based investors, but having virtually no impact elsewhere.

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.

EMERGING MARKETS STOCK INDEX FUND
EUROPEAN STOCK INDEX FUND
PACIFIC STOCK INDEX FUND
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LETTER FROM THE CHAIRMAN
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Dear Shareholder,


The global stock rally that started in early 2003 continued through most of the recent fiscal half-year. During the six months ended April 30, 2004, the Vanguard International Stock Index Funds posted returns ranging from 8.2% for the Investor Shares of the Emerging Markets Stock Index Fund to 12.9% for both the Admiral and Institutional Shares of the European Stock Index Fund. Four of the six funds matched or outpaced the average results of their respective mutual fund peer groups.

[PICTURES OF JOHN J. BRENNAN]

The table on page 2 presents total returns (capital change plus reinvested distributions) for each fund's share classes, as well as for the funds' target indexes and average peers. Information on changes in the funds' net asset values and on each fund's per-share distributions can be found on page 5.

STOCKS ROSE EARLY ON, THEN GAVE UP SOME OF THEIR GAINS

For most of the fiscal half-year, global stock markets rose. But in March and April, the markets gave back some of their gains as higher oil prices and reports of robust economic growth provoked fears of inflation and higher interest rates. In addition, Europe in particular felt the repercussions of the March 11 terrorist train bombings in Madrid, which caused stock prices to plummet before recovering somewhat. Nevertheless, the Morgan Stanley Capital International (MSCI) Europe Index posted a stellar six-month return of 9.2% in local currencies. A weaker U.S. dollar relative to the euro and other European currencies augmented returns for U.S.-based investors--the index returned 12.9% in dollars, the best result among the major global regions.

Currency fluctuations largely canceled themselves out in the Pacific Rim and emerging markets, having little impact on returns that were generally solid. Japan--Asia's largest stock market, which earned 13.3% in yen and 12.9% in dollars--benefited from China's booming economy and insatiable demand for industrial machinery, construction supplies, electronic components, and higher-end consumer goods, made both in Japan itself and in Japanese factories in China.

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TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                  APRIL 30, 2004
--------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
  Investor Shares                                                          12.8%
  Admiral Shares                                                            12.9
  Institutional Shares                                                      12.9
MSCI Europe Index                                                           12.9
Average European Region Fund*                                               12.8
--------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
  Investor Shares                                                           9.8%
  Admiral Shares                                                             9.8
  Institutional Shares                                                       9.9
MSCI Pacific Index                                                          11.3
Average Japan/Pacific Region Fund*                                          11.0
--------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK
  INDEX FUND
  Investor Shares                                                           8.2%
  Institutional Shares                                                       8.3
Select Emerging Markets Index**                                              8.6
Average Emerging Markets Fund*                                               9.9
--------------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL STOCK
INDEX FUND                                                                 11.6%
Total International Composite Index+                                        12.0
Average International Fund*                                                 10.5
--------------------------------------------------------------------------------
VANGUARD DEVELOPED MARKETS
INDEX FUND                                                                 11.9%
MSCI EAFE Index                                                             12.4
Average International Fund*                                                 10.5
VANGUARD INSTITUTIONAL DEVELOPED
MARKETS INDEX FUND                                                         12.1%
MSCI EAFE Index                                                             12.4
Average International Fund*                                                 10.5
--------------------------------------------------------------------------------
*    Derived from data provided by Lipper Inc.
** Consists of stocks in 18 emerging markets of Europe, Asia, Africa, and Latin America. The index is administered exclusively for Vanguard by MSCI.
+ Consists of the MSCI Europe Index (61%), the MSCI Pacific Index (28%), and the Selected Emerging Markets Index (11%) as of April 30, 2004

Meanwhile, the U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 6.4%--a solid result, though modest compared with returns from overseas. In both domestic and foreign markets, value-oriented stocks (those that generally trade at below-market valuations relative to their book values and other fundamental measures) posted better results than growth stocks (those expected to produce above-average earnings growth).

BOND YIELDS ROSE ON NEWS OF THE STRENGTHENING ECONOMY

In the domestic fixed income markets, interest rates remained low through much of the period but rose sharply in April, propelled by the strength of the economy. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 22 basis points, from 4.29% to 4.51%. (Indicative of April's

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ADMIRAL(TM) SHARES
A LOWER-COST CLASS OF SHARES AVAILABLE TO MANY LONGTIME SHAREHOLDERS AND TO THOSE WITH SIGNIFICANT INVESTMENTS IN THE FUND.

INSTITUTIONAL SHARES
THIS CLASS OF SHARES ALSO CARRIES LOW EXPENSES AND IS AVAILABLE FOR A MINIMUM INVESTMENT OF $10 MILLION.
--------------------------------------------------------------------------------

strong increase, the benchmark note's yield climbed 67 basis points during the month, from 3.84% to 4.51%.) Returns of corporate bonds outpaced those of government bonds with similar maturities. High-yield corporate bonds continued their strong showing as the Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 5.5%. Meanwhile, the Lehman Aggregate Bond Index, a measure of the taxable investment-grade bond market, returned 1.2%.

Short-term interest rates remained low and didn't vary much during the period, staying within a tight range of 0.87% to 0.99%. The yield of the 3-month Treasury bill, a proxy for money market rates, was 0.96% on April 30, just 1 basis point higher than its initial 0.95% yield.

BROAD-BASED GAINS LED TO SOLID RESULTS FOR OUR FUNDS

With few exceptions, gains overseas were broad-based across countries and industry sectors. While Japan and the United Kingdom did not post the highest returns for their respective regions, they contributed the most to aggregate results because of their heavy weightings in the Pacific, Europe, and EAFE (Europe, Australasia, Far East) Indexes.

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MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2004
                                                    ----------------------------
                                                        SIX       ONE       FIVE
                                                     MONTHS      YEAR     YEARS*
--------------------------------------------------------------------------------
       MSCI All Country World Index
       ex USA (International)                         11.7%     41.3%       0.4%
       Russell 1000 Index (Large-caps)                  6.1      23.9       -1.7
STOCKS Russell 2000 Index (Small-caps)                  6.5      42.0        6.7
       Dow Jones Wilshire 5000 Index                    6.4      26.1       -1.2
       (Entire market)
--------------------------------------------------------------------------------
       Lehman Aggregate Bond Index                     1.2%      1.8%       6.7%
       (Broad taxable market)
BONDS  Lehman Municipal Bond Index                      1.2       2.7        5.4
       Citigroup 3-Month Treasury Bill Index            0.5       1.0        3.3
--------------------------------------------------------------------------------
CPI    Consumer Price Index                            1.6%      2.3%       2.5%
--------------------------------------------------------------------------------
*Annualized.

Our funds fulfilled their objective of closely tracking their benchmarks during the fiscal six months. You'll note that the PACIFIC STOCK INDEX FUND, whose Investor and Admiral Shares returned 9.8% (9.9% for Institutional Shares), fell 1.5 percentage points short of the target index at the end of the six-month period, largely because of fair-value pricing. International funds sometimes use fair-value pricing, which determines net asset value based on real-time developments not reflected in closing market prices overseas. This practice can seemingly skew returns in relation to an index if the reporting period's start or end date falls on a day when fair-value pricing was used, which was the case for the Pacific Stock Index Fund. This reporting issue does not signal long-term divergence from the index, as the discrepancy corrects itself when market prices reflect fair value, usually the next day.

Because three of our other funds--the TOTAL INTERNATIONAL STOCK INDEX FUND, the DEVELOPED MARKETS INDEX FUND, and the INSTITUTIONAL DEVELOPED MARKETS INDEX FUND--are "funds of funds" that include the Pacific Stock Index Fund among their holdings, their returns also lagged those of their respective indexes on the reporting date, though to a much lesser degree.

The EUROPEAN STOCK INDEX FUND closely matched its benchmark--not an easy task, as indexes do not incur the real-world operating costs that mutual funds must bear. The EMERGING MARKETS STOCK INDEX FUND lagged its index roughly by its cost margin.

All six funds have logged admirable long-term records of closely tracking their target indexes and, on occasion, slightly outpacing them. Much of the credit goes to the investment advisor, Vanguard's Quantitative Equity Group, which manages all of Vanguard's equity index funds. The group's asset-management skills take maximum advantage of Vanguard's low costs, which historically have given us a leg up over competitors.

BALANCE AND DIVERSIFICATION ARE STILL THE KEY TO LONG-TERM SUCCESS

Through much of the 1990s, when domestic stocks were on a tear, it was difficult to convince some investors to invest in either bonds or international stocks. The last few years, however, have shown the enduring value of diversification. Bonds excelled while stocks tumbled during the bear market, and international equities easily outpaced U.S. stocks during the recent rally. Lest investors forget that lesson, we continue to recommend a disciplined investment strategy of allocating your portfolio among different asset classes in proportions suited to your objectives, time horizon, and risk tolerance. Staying faithful to such a plan--rather than listening to the "noise" of short-term market fluctuations and media hype--gives you the greatest chance of reaching your long-term financial goals.

Thank you for entrusting your hard-earned dollars to Vanguard.

Sincerely,

/s/John J. Brennan
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
MAY 14, 2004




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YOUR FUND'S PERFORMANCE AT A GLANCE        OCTOBER 31, 2003-APRIL 30, 2004
                                                         DISTRIBUTIONS PER SHARE
                                                            --------------------
                                   STARTING        ENDING      INCOME    CAPITAL
INDEX FUND                      SHARE PRICE    SHARE PRICE   DIVIDENDS     GAINS
--------------------------------------------------------------------------------
European Stock
  Investor Shares                    $19.93         $22.00      $0.460    $0.000
  Admiral Shares                      46.82          51.67       1.118     0.000
  Institutional Shares                19.96          22.02       0.490     0.000
--------------------------------------------------------------------------------
Pacific Stock
  Investor Shares                    $ 7.80         $ 8.45      $0.105    $0.000
  Admiral Shares                      51.05          55.26       0.733     0.000
  Institutional Shares                 7.81           8.45       0.118     0.000
--------------------------------------------------------------------------------
Emerging Markets Stock
  Investor Shares                    $11.04         $11.77      $0.172    $0.000
  Institutional Shares               $11.05          11.78       0.186     0.000
--------------------------------------------------------------------------------
Total International Stock            $ 9.84         $10.78      $0.190    $0.000
--------------------------------------------------------------------------------
Developed Markets                    $ 7.22         $ 7.93      $0.143    $0.000
--------------------------------------------------------------------------------
Institutional Developed Markets      $ 7.16         $ 7.86      $0.158    $0.000
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FUND PROFILES                                                    AS OF 4/30/2004
These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 14.

EUROPEAN STOCK INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                     COMPARATIVE           BROAD
                                        FUND              INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Stocks                         556                 538           1,752
Turnover Rate                            4%+                  --              --
Expense Ratio                                                 --              --
 Investor Shares                      0.29%+
 Admiral Shares                       0.19%+
 Institutional Shares                 0.12%+
Short-Term Reserves                       0%                  --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                 COMPARATIVE                               BROAD
                         FUND         INDEX*                FUND         INDEX**
--------------------------------------------------------------------------------
R-Squared                1.00           1.00                0.91            1.00
Beta                     1.00           1.00                1.10            1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COUNTRY DIVERSIFICATION (% of portfolio)
                                                                     COMPARATIVE
                                                            FUND          INDEX*
--------------------------------------------------------------------------------
United Kingdom                                               36%             36%
France                                                        13              14
Switzerland                                                   11              10
Germany                                                       10              10
Netherlands                                                    7               7
Italy                                                          6               6
Spain                                                          5               5
Sweden                                                         3               3
Finland                                                        2               2
Belgium                                                        2               2
Ireland                                                        1               1
Denmark                                                        1               1
Norway                                                         1               1
Greece                                                         1               1
Portugal                                                       1               1
--------------------------------------------------------------------------------
Total                                                       100%            100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

BP PLC                                                                      3.7%
  (oil)
Vodafone Group PLC                                                           3.2
  (cellular telecommunications)
HSBC Holdings PLC                                                            3.0
  (banking)
GlaxoSmithKline PLC                                                          2.4
  (pharmaceuticals)
Total SA                                                                     2.2
  (integrated oil)
Novartis AG (Registered)                                                     2.0
  (pharmaceuticals)
Nestle SA (Registered)                                                       2.0
  (food, beverage, and tobacco)
Royal Dutch Petroleum Co.                                                    1.9
  (energy)
Royal Bank of Scotland Group PLC                                             1.6
  (banking)
UBS AG                                                                       1.6
  (banking)
--------------------------------------------------------------------------------
Top Ten                                                                    23.6%
--------------------------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


*MSCI Europe Index.
**MSCI All Country World Index ex USA.
+Annualized.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                    COMPARATIVE            BROAD
                                         FUND            INDEX*          INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                    10%               10%              12%
Consumer Staples                           10                10                8
Energy                                     12                12                9
Financials                                 27                27               26
Health Care                                11                11                8
Industrials                                 7                 7                9
Information Technology                      4                 4                8
Materials                                   5                 5                8
Telecommunication Services                  9                 9                8
Utilities                                   5                 5                4
--------------------------------------------------------------------------------





*MSCI Europe Index.
**MSCI All Country World Index ex USA.

VISIT OUR WEBSITE AT VANGUARD.COM FOR REGULARLY UPDATED FUND INFORMATION.

PACIFIC STOCK INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                     COMPARATIVE           BROAD
                                           FUND           INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Stocks                            469              465           1,752
Turnover Rate                               1%+               --              --
Expense Ratio                                                 --              --
Investor Shares                          0.35%+
Admiral Shares                           0.26%+
Institutional Shares                     0.17%+
Short-Term Reserves                          0%               --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                            BROAD
                             FUND        INDEX*             FUND         INDEX**
--------------------------------------------------------------------------------
R-Squared                  0.98++          1.00             0.54            1.00
Beta                         1.00          1.00             0.76            1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COUNTRY DIVERSIFICATION (% of portfolio)
                                                                     COMPARATIVE
                                                           FUND           INDEX*
--------------------------------------------------------------------------------
Japan                                                       74%              75%
Australia                                                    17               16
Hong Kong                                                     5                5
Singapore                                                     3                3
New Zealand                                                   1                1
--------------------------------------------------------------------------------
Total                                                      100%             100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                   COMPARATIVE             BROAD
                                          FUND          INDEX*           INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                     19%             19%               12%
Consumer Staples                             6               6                 8
Energy                                       1               1                 9
Financials                                  25              25                26
Health Care                                  4               4                 8
Industrials                                 14              14                 9
Information Technology                      13              13                 8
Materials                                    9               9                 8
Telecommunication Services                   4               4                 8
Utilities                                    5               5                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)
Toyota Motor Corp.                                                          4.3%
  (automotive and transport equipment)
Canon, Inc.                                                                  1.9
  (computer hardware)
Mitsubishi Tokyo Financial Group Inc.                                        1.6
  (banking)
NTT DoCoMo, Inc.                                                             1.5
  (telecommunications)
Takeda Chemical Industries Ltd.                                              1.5
  (pharmaceuticals)
Sony Corp.                                                                   1.5
  (consumer electronics)
National Australia Bank Ltd.                                                 1.4
  (banking)
Honda Motor Co., Ltd.                                                        1.4
  (automotive and transport equipment)
BHP Billiton Ltd.                                                            1.4
  (metals and mining)
Matsushita Electric Industrial Co., Ltd.                                     1.3
  (consumer products manufacturers)
--------------------------------------------------------------------------------
Top Ten                                                                    17.8%
--------------------------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


 *MSCI Pacific Index.
**MSCI All Country World Index ex USA.
 +Annualized.
++Figure is below 1.00 because fair-value pricing was employed during the period.

EMERGING MARKETS
STOCK INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                        COMPARATIVE        BROAD
                                               FUND          INDEX*      INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                563             539        1,752
Turnover Rate                                   8%+              --           --
Expense Ratio                                                    --           --
Investor Shares                              0.50%+
Institutional Shares                         0.33%+
Short-Term Reserves                              0%              --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                        COMPARATIVE                        BROAD
                               FUND          INDEX*            FUND      INDEX**
--------------------------------------------------------------------------------
R-Squared                      1.00            1.00            0.78         1.00
Beta                           0.99            1.00            1.13         1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COUNTRY DIVERSIFICATION (% of portfolio)
                                                                     COMPARATIVE
                                                         FUND             INDEX*
--------------------------------------------------------------------------------
South Korea                                               20%                20%
South Africa                                               14                 15
Taiwan                                                     14                 14
Brazil                                                      9                  9
China                                                       8                  8
Mexico                                                      7                  7
India                                                       7                  7
Israel                                                      5                  5
Thailand                                                    3                  3
Chile                                                       2                  2
Indonesia                                                   2                  2
Turkey                                                      2                  2
Poland                                                      2                  1
Hungary                                                     1                  1
Czech Republic                                              1                  1
Philippines                                                 1                  1
Peru                                                        1                  1
Argentina                                                   1                  1
--------------------------------------------------------------------------------
Total                                                    100%               100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

Samsung Electronics Co., Ltd.                                               7.4%
(electronics)
Anglo American PLC                                                           3.8
(metals and mining)
Teva Pharmaceutical Industries Ltd.                                          2.6
(pharmaceuticals)
Petroleo Brasileiro SA                                                       2.4
(energy)
Taiwan Semiconductor
Manufacturing Co., Ltd.                                                      1.9
(electronics)
China Mobile (Hong Kong) Ltd.                                                1.8
(telecommunications)
America Movil SA de CV                                                       1.7
(telecommunication services)
Telefonos de Mexico SA                                                       1.6
(telecommunications)
Kookmin Bank                                                                 1.4
(banking)
Sasol Ltd.                                                                   1.2
(chemicals)
--------------------------------------------------------------------------------
Top Ten                                                                    25.8%
--------------------------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


 *Select Emerging Markets Index.
**MSCI All Country World Index ex USA.
 +Annualized.

Emerging Markets Stock Index Fund continues on next page.

VISIT OUR WEBSITE AT VANGUARD.COM FOR REGULARLY UPDATED FUND INFORMATION.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                     COMPARATIVE           BROAD
                                         FUND             INDEX*         INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                     7%                 8%             12%
Consumer Staples                            6                  6               8
Energy                                      9                  9               9
Financials                                 17                 17              26
Health Care                                 4                  3               8
Industrials                                 6                  6               9
Information Technology                     20                 20               8
Materials                                  16                 16               8
Telecommunication Services                 12                 12               8
Utilities                                   3                  3               4
--------------------------------------------------------------------------------









 *Select Emerging Markets Index.
**MSCI All Country World Index ex USA.

TOTAL INTERNATIONAL STOCK INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                            FUND
--------------------------------------------------------------------------------
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                        COMPARATIVE                        BROAD
                               FUND         INDEX**       FUND            INDEX+
--------------------------------------------------------------------------------
R-Squared                      1.00            1.00       1.00              1.00
Beta                           1.00            1.00       1.01              1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS
European Stock Index Fund Investor Shares                                  62.8%
Pacific Stock Index Fund Investor Shares                                    27.1
Emerging Markets Stock Index Fund                                           10.1
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                   COMPARATIVE             BROAD
                                     FUND++            INDEX**            INDEX+
--------------------------------------------------------------------------------
Consumer Discretionary                  12%                12%               12%
Consumer Staples                          8                  9                 8
Energy                                    8                  8                 9
Financials                               25                 24                26
Health Care                               8                  8                 8
Industrials                               9                  9                 9
Information Technology                    9                  8                 8
Materials                                 8                  8                 8
Telecommunication                         9                  9                 8
Services
Utilities                                 4                  5                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS++ (% of total net assets)
BP PLC                                                                      2.3%
  (oil)
Vodafone Group PLC                                                           2.0
  (cellular telecommunications)
HSBC Holdings PLC                                                            1.9
  (banking)
GlaxoSmithKline PLC                                                          1.5
  (pharmaceuticals)
Total SA                                                                     1.4
  (integrated oil)
Toyota Motor Corp.                                                           1.2
  (automotive and transport equipment)
Samsung Electronics Co., Ltd.                                                0.8
  (electronics)
Anglo American PLC                                                           0.4
  (metals and mining)
Teva Pharmaceutical Industries Ltd.                                          0.3
  (pharmaceuticals)
Petroleo Brasiliero SA                                                       0.2
  (energy)
--------------------------------------------------------------------------------
Top Ten                                                                    12.0%
--------------------------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

 *For underlying funds; annualized.
**Total International Composite Index.
 + MSCI All Country World Index ex USA.
++ Reflects holdings of underlying funds.


VISIT OUR WEBSITE AT VANGUARD.COM FOR REGULARLY UPDATED FUND INFORMATION.

DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                            FUND
--------------------------------------------------------------------------------
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                        COMPARATIVE                        BROAD
                               FUND         INDEX**            FUND       INDEX+
R-Squared                      1.00            1.00            0.99         1.00
Beta                           1.01            1.00            1.00         1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS
--------------------------------------------------------------------------------
European Stock Index Fund Investor Shares                                  69.8%
Pacific Stock Index Fund Investor Shares                                    30.2
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                COMPARATIVE                BROAD
                                     FUND++         INDEX**               INDEX+
--------------------------------------------------------------------------------
Consumer Discretionary                  13%             13%                  12%
Consumer Staples                          8               8                    8
Energy                                    8               8                    9
Financials                               26              26                   26
Health Care                               9               9                    8
Industrials                               9               9                    9
Information Technology                    7               7                    8
Materials                                 7               7                    8
Telecommunication Services                8               8                    8
Utilities                                 5               5                    4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS++ (% of total net assets)
BP PLC                                                                      2.6%
(oil)
Vodafone Group PLC                                                          2.2
(cellular telecommunications)
HSBC Holdings PLC                                                           2.1
(banking)
GlaxoSmithKline PLC                                                         1.7
(pharmaceuticals)
Total SA                                                                    1.5
(integrated oil)
Novartis AG (Registered)                                                    1.4
(pharmaceuticals)
Nestle SA (Registered)                                                      1.4
(food, beverage, and tobacco)
Toyota Motor Corp.                                                          1.3
(automotive and transport equipment)
Canon, Inc.                                                                 0.6
(computer hardware)
Mitsubishi Tokyo Financial                                                  0.5
Group Inc.
(banking)
--------------------------------------------------------------------------------
Top Ten                                                                    15.3%

--------------------------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.




 *For underlying funds; annualized.
**MSCI EAFE Index.
 +MSCI All Country World Index ex USA.
++Reflects holdings of underlying funds.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                            FUND
--------------------------------------------------------------------------------
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                        COMPARATIVE                        BROAD
                                FUND        INDEX**        FUND           INDEX+
--------------------------------------------------------------------------------
R-Squared                       1.00           1.00        0.99             1.00
Beta                            1.01           1.00        1.00             1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS
European Stock Index Fund Institutional Shares                             69.8%
Pacific Stock Index Fund Institutional Shares                               30.2
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                    COMPARATIVE            BROAD
                                          FUND++        INDEX**           INDEX+
Consumer Discretionary                       13%            13%              12%
Consumer Staples                               8              8                8
Energy                                         8              8                9
Financials                                    26             26               26
Health Care                                    9              9                8
Industrials                                    9              9                9
Information Technology                         7              7                8
Materials                                      7              7                8
Telecommunication Services                     8              8                8
Utilities                                      5              5                4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS++ (% of total net assets)
BP PLC                                                                      2.6%
  (oil)
Vodafone Group PLC                                                           2.2
  (cellular telecommunications)
HSBC Holdings PLC                                                            2.1
  (banking)
GlaxoSmithKline PLC                                                          1.7
  (pharmaceuticals)
Total SA                                                                     1.5
  (integrated oil)
Novartis AG (Registered)                                                     1.4
  (pharmaceuticals)
Nestle SA (Registered)                                                       1.4
  (food, beverage, and tobacco)
Toyota Motor Corp.                                                           1.3
  (automotive and transport equipment)
Canon, Inc.                                                                  0.6
  (computer hardware)
Mitsubishi Tokyo Financial Group Inc.                                        0.5
  (banking)
--------------------------------------------------------------------------------
Top Ten                                                                    15.3%
--------------------------------------------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

 *For underlying funds; annualized.
**MSCI EAFE Index.
 +MSCI All Country World Index ex USA.
++ Reflects holdings of underlying funds.


 VISIT OUR WEBSITE AT VANGUARD.COM FOR REGULARLY UPDATED FUND INFORMATION.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------

SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------

TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES                                            AS OF 4/30/2004
ALL OF THE RETURNS IN THIS REPORT REPRESENT PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS THAT MAY BE ACHIEVED BY THE FUNDS. (FOR THE PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE HIGHER OR LOWER THAN THAT CITED, VISIT OUR WEBSITE AT WWW.VANGUARD.COM.) NOTE, TOO, THAT BOTH INVESTMENT RETURNS AND PRINCIPAL VALUE CAN FLUCTUATE WIDELY, SO AN INVESTOR'S SHARES, WHEN SOLD, COULD BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
--------------------------------------------------------------------------------

EUROPEAN STOCK INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR  TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004

                         EUROPEAN STOCK INDEX FUND
FISCAL YEAR                        INVESTOR SHARES            MSCI EUROPE INDEX
1994                                            11                         11.7
1995                                            14                         13.6
1996                                          17.6                         17.5
1997                                          26.5                           26
1998                                          23.2                         23.1
1999                                          12.9                         12.5
2000                                           1.5                          0.9
2001                                           -23                        -22.8
2002                                         -13.8                        -13.9
2003                                          24.3                         24.2
2004*                                         12.8                         12.9
--------------------------------------------------------------------------------
*Six months ended April 30, 2004.
Note: See Financial Highlights tables on pages 52 through 54 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                            ONE     FIVE  ----------------------
                         INCEPTION DATE    YEAR    YEARS CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
European Stock Index Fund*
  Investor Shares             6/18/1990  54.09%    0.01%   7.00%   2.23%   9.23%
  Admiral Shares              8/13/2001   54.21   4.32**      --      --      --
  Institutional Shares        5/15/2000   54.34  -2.90**      --      --      --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000 or the 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. **Returns are since inception.

PACIFIC STOCK INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004

                  PACIFIC STOCK INDEX FUND
FISCAL YEAR                INVESTOR SHARES              MSCI PACIFIC INDEX
1994                                   8.7                               9
1995                                   -11                             -11
1996                                     4                             3.4
1997                                 -19.7                           -19.8
1998                                   -14                           -13.9
1999                                  51.3                            50.8
2000                                 -10.5                           -10.5
2001                                 -29.7                           -29.7
2002                                 -12.7                           -11.5
2003                                  33.8                            33.8
2004*                                  9.8                            11.3
--------------------------------------------------------------------------------
*Six months ended April 30, 2004.
Note: See Financial Highlights tables on pages 55 through 57 for dividend and capital gains information.


EMERGING MARKETS STOCK INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 4, 1994-APRIL 30, 2004

                    EMERGING MARKETS STOCK                 SELECT EMERGING
                       INDEX FUND INVESTOR                         MARKETS
FISCAL YEAR                         SHARES                           INDEX
--------------------------------------------------------------------------------
1994                                  26.7                            20.3
1995                                 -16.6                           -17.1
1996                                  16.3                            14.9
1997                                 -13.4                             -13
1998                                 -20.6                           -20.9
1999                                  34.7                            33.9
2000                                  -6.3                            -6.4
2001                                 -21.2                             -21
2002                                   5.3                             5.8
2003                                  49.9                            50.6
2004**                                 8.2                             8.6
--------------------------------------------------------------------------------

*Consists of stocks in 18 emerging markets in Europe, Asia, Africa, and Latin America. Through April 30, 2003, this index included a cash component (5%) based on the Lipper Money Market Average. The index is administered exclusively for Vanguard by MSCI.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on pages 58 and 59 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.
                                                               TEN YEARS
                                            ONE     FIVE -----------------------
                         INCEPTION DATE    YEAR    YEARS CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
Pacfic Stock Index Fund*
  Investor Shares             6/18/1990  65.28%    1.84%  -1.81%   0.97%  -0.84%
  Admiral Shares              8/13/2001   65.60   7.95**      --      --      --
  Institutional Shares        5/15/2000   65.74  -3.90**      --      --      --
--------------------------------------------------------------------------------
Emerging Markets Stock Index Fund*
  Investor Shares              5/4/1994  80.18%   10.04% 2.54%** 2.04%** 4.58%**
Fee-Adjusted Returns+                     78.40     9.83  2.54**  1.94**  4.48**
  Institutional Shares        6/22/2000   80.28   6.02**      --      --      --
Fee-Adjusted Returns+                     78.50   5.75**      --      --      --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000 or the 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
**Return since inception.
+Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

TOTAL INTERNATIONAL STOCK INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) APRIL 29, 1996-APRIL 30, 2004

                              TOTAL INTERNATIONAL            TOTAL INTERNATIONAL
FISCAL YEAR                      STOCK INDEX FUND               COMPOSITE INDEX*
1996                                           -2                           -2.5
1997                                          2.1                              2
1998                                            6                            5.9
1999                                         24.1                           23.6
2000                                         -3.1                           -3.4
2001                                        -24.7                          -24.5
2002                                        -11.8                          -11.7
2003                                         28.9                           29.1
2004**                                       11.6                             12
--------------------------------------------------------------------------------
*Consists of the MSCI Europe index (61%), the MSCI Pacific Index (28%), and the Select Emerging Markets Index (11%) as of April 30, 2004.
**Six months ended April 30, 2004.
Note: See Financial Highlights table on page 60 for dividend and capital gains information.

DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 8, 2000-APRIL 30, 2004

FISCAL YEAR                 DEVELOPED MARKETS INDEX              MSCI EAFE INDEX
2000                                           -7.3                         -7.9
2001                                          -25.1                        -24.9
2002                                          -13.6                        -13.2
2003                                           27.1                           27
2004*                                          11.9                         12.4
--------------------------------------------------------------------------------
*Six months ended April 30, 2004.
Note: See Financial Highlights table on page 61 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                            SINCE INCEPTION
                                            ONE     FIVE -----------------------
                         INCEPTION DATE    YEAR    YEARS CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
Total International Stock
Index Fund*                   4/29/1996  59.40%    1.35%   1.15%   1.80%   2.95%
--------------------------------------------------------------------------------
Developed Markets Index Fund*  5/8/2000  57.54% -3.33%**      --      --      --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000 or the 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
**Return since inception.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) JUNE 1, 2000-APRIL 30, 2004

                       INSTITUATIONAL DEVELOPED
FISCAL YEAR                  MARKETS INDEX FUND               MSCI EAFE INDEX
2000                                         -8                          -7.9
2001                                      -25.1                         -24.9
2002                                      -13.4                         -13.2
2003                                       27.1                            27
2004*                                      12.1                          12.4
--------------------------------------------------------------------------------
*Six months ended April 30, 2004.
Note: See Financial Highlights table on page 62 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.
                                                             SINCE INCEPTION
                                                    ONE  -----------------------
                                 INCEPTION DATE    YEAR  CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
Institutional Developed Markets Index
Fund*                                  6/1/2000  57.82%   -5.44%   1.96%  -3.48%
--------------------------------------------------------------------------------

*Total return figures do not reflect the 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

--------------------------------------------------------------------------------
Six Months Ended April 30, 2004
                                       BEGINNING         ENDING         EXPENSES
INTERNATIONAL STOCK                ACCOUNT VALUE  ACCOUNT VALUE      PAID DURING
INDEX FUND                            10/31/2003      4/30/2004          PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Vanguard European Stock Index Fund
  Investor Shares                         $1,000         $1,128            $1.49
  Admiral Shares                           1,000          1,129             0.96
  Institutional Shares                     1,000          1,129             0.64
--------------------------------------------------------------------------------
Vanguard Pacific Stock Index Fund
  Investor Shares                         $1,000         $1,098            $1.78
  Admiral Shares                           1,000          1,098             1.36
  Institutional Shares                     1,000          1,099             0.84
--------------------------------------------------------------------------------
Vanguard Emerging Markets Stock Index Fund**
  Investor Shares                           $995         $1,077            $7.59
  Institutional Shares                       995          1,078             6.66
--------------------------------------------------------------------------------
Vanguard Total International
Stock Index Fund                          $1,000         $1,116            $1.69
--------------------------------------------------------------------------------
Vanguard Developed Markets
Index Fund                                $1,000         $1,119            $1.59
--------------------------------------------------------------------------------
Vanguard Institutional
Developed Markets Index                   $1,000         $1,121            $0.74
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
Vanguard European Stock Index Fund
  Investor Shares                         $1,000         $1,049            $1.43
  Admiral Shares                           1,000          1,049             0.92
  Institutional Shares                     1,000          1,049             0.61
--------------------------------------------------------------------------------
Vanguard Pacific Stock Index Fund
  Investor Shares                         $1,000         $1,048            $1.74
  Admiral Shares                           1,000          1,049             1.33
  Institutional Shares                     1,000          1,049             0.82
--------------------------------------------------------------------------------
Vanguard Emerging Markets Stock Index Fund**
  Investor Shares                           $995         $1,042            $7.55
  Institutional Shares                       995          1,043             6.63
--------------------------------------------------------------------------------
Vanguard Total International
Stock Index Fund                          $1,000         $1,048            $1.64
--------------------------------------------------------------------------------
Vanguard Developed Markets
Index Fund                                $1,000         $1,049            $1.54
--------------------------------------------------------------------------------
Vanguard Institutional
Developed Markets Index                   $1,000         $1,049            $0.72
--------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
**Calculations reflect the fund's 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

A typical fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. Vanguard "funds of funds," such as the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, do not have direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund's average weighted expense ratio, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. Please note that the expenses shown are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or the transaction fees on redemptions. These fees are described fully in the prospectus; they also are noted on the Performance Summary pages in this report. If the fees were applied to your account, your costs would be higher. The funds do not carry "sales loads."

The table on the previous page illustrates your fund's costs in two ways:
* ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

* HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

--------------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS:
YOUR FUND COMPARED WITH ITS PEER GROUP
                                                       AVERAGE
                                           FUND       WEIGHTED        PEER-GROUP
                                        EXPENSE        EXPENSE           EXPENSE
                                          RATIO         RATIO*           RATIO**
--------------------------------------------------------------------------------
European Stock Index Fund                                                  1.81%
  Investor Shares                         0.29%             --
  Admiral Shares                           0.19             --
  Institutional Shares                     0.12             --
--------------------------------------------------------------------------------
Pacific Stock Index Fund                                                   2.27%
  Investor Shares                         0.35%             --
  Admiral Shares                           0.26             --
  Institutional Shares                     0.17             --
--------------------------------------------------------------------------------
Emerging Markets Stock Index Fund                                          2.13%
  Investor Shares                         0.50%             --
  Institutional Shares                     0.33             --
--------------------------------------------------------------------------------
Total International Stock
Index Fund                                0.00%          0.33%             1.76%
--------------------------------------------------------------------------------
Developed Markets Index Fund              0.00%          0.31%             1.76%
--------------------------------------------------------------------------------
Institutional Developed
Markets Index Fund                        0.00%          0.14%             1.76%
--------------------------------------------------------------------------------
*For the underlying funds; annualized.
**Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; for the other funds, the Average International Fund. Peer expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (UNAUDITED)                                 AS OF 4/30/2004
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. European, Pacific, and Emerging Markets Stock Index Fund securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds list investments in shares of each Vanguard International Stock Index fund. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                               SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
AUSTRIA (0.4%)
   Erste Bank der Oesterreichischen
   Sparkassen AG                                        46,794      $      7,003
*  Telekom Austria AG                                  434,155             6,375
   OMV AG                                               21,285             3,891
*  Bank Austria Creditanstalt                           56,978             3,234
   Wienerberger AG                                      76,138             2,487
*  Immofinanz Immobilien
   Anlagen AG                                          316,156             2,460
   Voestalpine AG                                       34,498             1,502
   Oesterreichische
   Elektrizitaetswirtschafts
   AG Class A                                            7,206             1,180
   Boehler-Uddeholm AG                                  12,355             1,001
   Flughafen Wien AG                                    16,022               885
   Mayr-Melnhof Karton AG                                6,350               807
*  VA Technologies AG                                   15,220               764
*  RHI AG                                               27,692               598
                                                                  --------------
                                                                          32,187
                                                                  --------------
BELGIUM (1.6%)
   Fortis Group                                      1,623,326            35,339
   Dexia                                             1,003,429            16,503
   Electrabel SA                                        47,174      $     15,489
   Solvay SA                                            99,761             8,359
*  KBC Bankverzekeringsholding                         142,304             7,999
*  Belgacom SA                                         244,701             7,421
   Interbrew                                           237,774             7,143
   Groupe Bruxelles Lambert SA                         107,685             6,480
   Delhaize Group                                      117,170             5,689
   UCB SA                                              136,325             5,455
   Agfa Gevaert NV                                     147,731             3,358
   Colruyt NV                                           26,929             2,897
*  Mobistar SA                                          34,025             2,203
   Umicore                                              33,596             1,945
   Omega Pharma SA                                      32,856             1,353
   Bekaert NV                                           21,922             1,222
   Barco NV                                             13,832             1,148
   Cofinimmo                                             7,602             1,067
   D'Ieteren SA                                          4,273               856
   Compagnie Maritime Belge SA                           5,445               516
                                                                  --------------
                                                                         132,442
                                                                  --------------
DENMARK (1.1%)
   Novo Nordisk A/S B Shares                           400,242            19,020
   Danske Bank A/S                                     777,673            17,476
   AP Moller-Maersk A/S                                  1,728            10,884

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND SHARES                                           (000)
--------------------------------------------------------------------------------
   TDC A/S                                             202,495    $        6,883
   Danisco A/S                                          79,758             3,777
   Novozymes A/S                                        84,634             3,477
   ISS A/S                                              68,843             3,438
*  Vestas Wind Systems A/S                             222,357             3,313
   Group 4 Falck A/S                                   118,767             2,946
   GN Store Nord A/S                                   344,140             2,672
   H. Lundbeck A/S                                     110,257             2,238
   Carlsberg A/S B Shares                               44,341             2,189
*  Topdanmark A/S                                       37,103             2,182
   Coloplast A/S B Shares                               20,447             1,927
*  William Demant A/S                                   41,990             1,505
   DSV, De Sammensluttede
   Vognmaend A/S                                        32,120             1,361
   Kobenhavns Lufthavne A/S                              9,598             1,356
   East Asiatic Co. A/S                                 30,569             1,231
   Bang & Olufsen A/S B Shares                          17,647               969
*  FLS Industries A/S B Shares                          40,235               525
   NKT Holding A/S                                      28,010               510
                                                                  --------------
                                                                          89,879
                                                                  --------------
FINLAND (2.0%)
   Nokia Oyj                                         7,517,409           105,795
   UPM-Kymmene Oyj                                     819,675            15,112
   Stora Enso Oyj R Shares                             963,746            12,997
   Fortum Oyj                                          534,076             5,986
   Sampo Oyj A Shares                                  430,151             4,120
   TietoEnator Oyj B Shares                            128,929             3,841
   Kone Oyj Corp. B Shares                              54,505             3,169
*  Elisa Oyj Class A                                   216,350             2,957
   Outokumpu Oyj A Shares                              135,443             2,065
   Metso Oyj                                           161,337             1,979
   Kesko Oyj                                            93,201             1,715
   Amer Group Ltd.                                      35,981             1,707
   Orion-Yhtyma Oyj B Shares                            57,199             1,471
   Uponor Oyj                                           45,206             1,382
   Wartsila Oyj B Shares                                58,640             1,290
   Nokian Renkaat Oyj                                   14,111             1,184
   Rautaruuki Oyj                                      130,015               985
   Pohjola Group PLC D Shares                           85,983               856
   KCI Konecranes Oyj                                   20,639               755
                                                                  --------------
                                                                         169,366
                                                                  --------------
FRANCE (13.3%)
   Total SA                                            964,842           178,465
*  Aventis SA                                        1,064,985            81,131
   BNP Paribas SA                                    1,273,528            76,485
   AXA                                               2,211,081            46,570
*  Societe Generale Class A                            514,072            42,829
*  France Telecom SA                                 1,747,976            42,180
   Carrefour SA                                        897,240            41,635
   L'Oreal SA                                          528,224            39,829
   Sanofi-Synthelabo SA                                574,308            36,488
   Groupe Danone                                       190,461    $       31,919
*  Vivendi Universal SA                              1,153,691            29,029
*  Alcatel SA                                        1,913,814            28,517
   L'Air Liquide SA (Registered)                       156,662            27,437
   LVMH Louis Vuitton
   Moet Hennessy                                       384,279            27,087
   Credit Agricole SA                                1,039,290            25,640
   Suez SA                                           1,260,240            25,259
   Cie. de St. Gobain SA                               490,996            24,791
   Lafarge SA                                          261,797            21,811
   Schneider Electric SA                               323,600            21,801
   Renault SA                                          268,370            20,026
   PSA Peugeot Citroen                                 266,145            14,299
   Accor SA                                            295,636            12,446
   Lagardere S.C.A.                                    197,101            11,873
   Pinault-Printemps-Redoute SA                        105,391            10,878
   Bouygues SA                                         315,123            10,762
   Pernod Ricard SA                                     83,123            10,493
   Vinci SA                                            106,002            10,318
   Veolia Environnement                                380,190            10,113
   Compagnie Generale des
   Etablissements Michelin
   SA B Shares                                         213,547             9,994
   Arcelor                                             546,743             9,084
   Essilor International SA                            152,284             8,910
   Thomson SA                                          370,939             7,159
*  Vivendi Universal SA ADR                            272,160             6,728
*  Cap Gemini SA                                       176,001             6,228
   Unibail Co.                                          64,262             6,070
   Societe Television Francaise 1                      185,810             5,740
   Etablissements Economiques du
   Casino Guichard-Perrachon SA                         58,846             5,238
   Valeo SA                                            115,613             4,766
   Publicis Groupe SA                                  153,341             4,595
   Thales SA                                           121,837             4,526
   Autoroutes du Sud de la France                      108,526             4,219
   Sodexho Alliance SA                                 149,456             4,122
*  Technip SA                                           29,712             4,117
   Dassault Systemes SA                                 88,781             3,625
*  Atos Origin SA                                       57,894             3,356
   CNP Assurances                                       53,673             3,185
   Gecina SA                                            41,806             3,117
   Sagem SA                                             28,418             3,100
*  Alstom                                            1,539,743             2,916
   Hermes International                                 14,253             2,840
   Imerys                                               12,377             2,816
*  Business Objects SA                                 104,299             2,358
   Societe BIC SA                                       50,503             2,192
   Klepierre                                            34,395             2,119
   Air France                                          119,210             2,076
   Zodiac SA                                            64,039             1,921
                                                                  --------------
                                                                       1,087,228
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                        SHARES             (000)
--------------------------------------------------------------------------------
GERMANY (9.7%)
   Siemens AG                                        1,256,092    $       90,721
*  Deutsche Telekom AG                               3,946,355            68,122
   Deutsche Bank AG                                    820,470            67,618
   E.On AG                                             976,085            64,706
   SAP AG                                              320,611            48,618
   Allianz AG                                          450,962            47,848
   DaimlerChrysler AG (Registered)                   1,020,927            45,759
   BASF AG                                             849,318            43,820
   RWE AG                                              656,612            28,501
*  Bayer AG                                          1,032,503            28,133
   Muenchener Rueckversicherungs-
   Gesellschaft AG (Registered)                        234,110            25,317
   Volkswagen AG                                       351,835            15,500
   Deutsche Post AG                                    698,594            15,401
   DaimlerChrysler AG                                  327,337            14,534
*  Bayerische Hypo-und
   Vereinsbank AG                                      800,378            13,893
   Schering AG                                         262,443            13,795
   Commerzbank AG                                      791,795            13,649
*  Infineon Technologies AG                            993,098            12,726
   Metro AG                                            228,504            10,132
   Continental AG                                      211,933             9,199
   Deutsche Boerse AG                                  165,480             9,101
   ThyssenKrupp AG                                     486,503             8,445
   Adidas-Salomon AG                                    70,910             8,189
   Henkel KGaA                                          92,792             8,040
   Porsche AG                                           12,276             7,616
   Linde AG                                            130,710             7,148
   Altana AG                                           110,209             7,017
   Man AG                                              167,091             6,137
   Puma AG                                              25,031             5,758
*  Hypo Real Estate Holding AG                         205,527             5,615
   Volkswagen AG Pfd.                                  164,642             4,936
   Deutsche Lufthansa AG                               298,408             4,793
   Merck KGaA                                           77,295             4,140
   TUI AG                                              197,445             4,130
   Fresenius Medical Care AG                            55,313             3,854
   Beiersdorf AG                                        30,509             3,330
*  HeidelbergerCement AG                                70,269             3,171
   Celesio AG                                           47,185             2,631
   RWE AG Pfd.                                          61,089             2,313
   ProSieben Sat.1 Media AG Pfd.                       114,609             2,253
   Fresenius Medical Care AG                            41,521             1,982
   Wella AG                                             21,440             1,955
*  EPCOS AG                                             77,969             1,630
   Suedzucker AG                                        82,504             1,587
*  MLP AG                                               95,463             1,405
   Douglas Holding AG                                   51,064             1,377
   Karstadt Quelle AG                                   64,369             1,368
*  ProSiebenSat.1 Media AG                              14,326               281
                                                                  --------------
                                                                         798,194
                                                                  --------------
GREECE (0.7%)
   National Bank of Greece SA                          296,476   $         8,821
   Alpha Credit Bank SA                                259,380             8,084
   EFG Eurobank Ergasias                               292,029             6,210
   Hellenic Telecommunication
   Organization SA                                     390,900             5,689
   Greek Organization of
   Football Prognostics                                250,320             4,777
   Public Power Corp.                                  163,500             4,147
   Bank of Piraeus                                     258,285             3,047
   Coca-Cola Hellenic
   Bottling Co. SA                                     111,800             2,965
*  Commercial Bank of Greece SA                         86,060             2,319
   Cosmote Mobile
   Communications SA                                   128,600             2,066
   Titan Cement Co. SA                                  44,800             2,038
   Hellenic Petroleum SA                               170,100             1,517
   Viohalco, Hellenic Copper &
   Aluminum Industry SA                                152,240               971
   Hellenic Duty Free Shops SA                          37,300               734
   Folli-Follie SA                                      23,797               713
   Intracom SA                                         120,180               692
   Hellenic Technodomiki Tev SA                        103,900               531
   Technical Olympic SA                                106,599               475
   Aluminum of Greece SA                                14,500               266
                                                                  --------------
                                                                          56,062
                                                                  --------------
IRELAND (1.1%)
   Allied Irish Banks PLC                            1,326,761            19,133
   Bank of Ireland                                   1,529,471            18,536
   CRH PLC                                             829,239            17,595
*  Elan Corp. PLC                                      561,886            12,932
   Irish Life & Permanent PLC                          423,205             6,555
   Kerry Group PLC A Shares                            205,478             3,941
*  Grafton Group PLC                                   306,407             2,266
   Independent News & Media PLC                        866,004             1,972
   DCC PLC                                             124,915             1,902
*  Ryanair Holdings PLC                                254,112             1,462
   Greencore Group PLC                                 281,934             1,017
*  Elan Corp. PLC ADR                                   45,229               977
   Fyffes PLC                                          474,625               882
   Waterford Wedgewood PLC                           1,143,094               315
*  Ryanair Holdings PLC ADR                              8,400               280
   Bank of Ireland                                       6,505                79
   Allied Irish Banks PLC                                5,475                79
                                                                  --------------
                                                                          89,923
                                                                  --------------
ITALY (5.6%)
   ENI SpA                                           4,070,126            82,749
*  Telecom Italia SpA                               12,859,405            41,236
   Assicurazioni Generali SpA                        1,494,590            39,416
*  Telecom Italia Mobile SpA                         5,935,718            33,870
   Unicredito Italiano SpA                           6,879,057            32,078
   ENEL SpA                                          3,796,966            30,268

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND SHARES                                           (000)
--------------------------------------------------------------------------------
*  Telecom Italia SpA RNC                            9,072,795   $        21,154
   Banca Intesa SpA                                  5,879,856            19,454
   San Paolo-IMI SpA                                 1,586,513            18,505
   Mediaset SpA                                        919,853            10,089
   Banco Popolare di
   Verona e Novara Scrl                                581,059             9,668
   Riunione Adriatica di
   Sicurta SpA                                         474,054             8,683
*  Banche Popolari Unite Scrl                          499,306             8,493
   Mediobanca Banca di
   Credito Finanziaria SpA                             732,213             8,488
   Alleanza Assicurazioni SpA                          728,802             8,064
   Finmeccanica Spa                                  9,185,430             7,014
   Banca Antonveneta SpA                               361,888             6,941
   Snam Rete Gas SpA                                 1,366,472             6,061
*  Autostrade SpA                                      314,200             5,800
   Banca Monte dei
   Paschi di Siena SpA                               1,723,764             5,373
*  Banca Nazionale del
   Lavoro (BNL)                                      2,391,652             5,361
*  Capitalia SpA                                     1,914,264             5,301
*  Fiat SpA                                            688,731             4,846
   Banca Intesa SpA Non
   Convertible Risp.                                 1,473,622             3,692
*  Banca Popolare di Milano SpA                        610,576             3,608
   Luxottica Group SpA                                 211,244             3,469
   Pirelli & C. Accomandita
   per Azioni                                        2,907,103             2,934
   Banca Fideuram SpA                                  467,654             2,668
   Mediolanum SpA                                      401,513             2,609
*  Autogrill SpA                                       177,611             2,534
   Seat Pagine Gialle SpA                            5,094,972             2,254
   Bulgari SpA                                         206,945             1,967
   Mondadori (Arnoldo)
   Editore SpA                                         202,614             1,892
   Italcementi SpA                                     125,257             1,569
   Gruppo Editoriale
   L'Espresso SpA                                      265,313             1,565
*  Tiscali SpA                                         287,296             1,491
*  FinecoGroup SpA                                     215,937             1,167
*  Sorin SpA                                           373,182             1,049
   Benetton Group SpA                                   82,823               971
*  Telecom Italia SpA                                1,849,054               809
   Parmalat Finanziaria SpA                            569,830                75
                                                                  --------------
                                                                         455,235
                                                                  --------------
NETHERLANDS (7.4%)
   Royal Dutch Petroleum Co.                         3,264,930           158,785
   Unilever NV                                         895,528            58,990
   ING Groep NV                                      2,744,779            58,831
   Koninklijke (Royal) Philips
   Electronics NV                                    2,058,933            56,076
   ABN-AMRO Holding NV                               2,441,979   $        53,102
   Aegon NV                                          1,964,889            25,721
   Koninklijke KPN NV                                3,323,041            23,942
*  STMicroelectronics NV                               916,275            20,199
   Akzo Nobel NV                                       427,271            15,571
   Reed Elsevier NV                                    983,145            13,813
*  Koninklijke Ahold NV                              1,708,225            13,228
   Heineken NV                                         308,249            13,007
   TPG NV                                              527,652            11,379
   European Aeronautic
   Defence and Space Co.                               448,948            11,356
*  ASML Holding NV                                     677,912            10,792
   Verenigde Nederlandse
   Uitgeversbedrijven NV                               351,572             9,837
   Wolters Kluwer NV                                   433,112             7,295
*  Koninklijke Numico NV                               235,703             6,527
   DSM NV                                              126,916             6,083
   Euronext NV                                         142,891             4,157
   Rodamco Europe NV                                    70,968             4,114
   Corio NV                                             67,743             2,725
   Koninklijke Vendex KBB NV                           145,212             2,615
*  Qiagen NV                                           209,080             2,536
   Wereldhave NV                                        32,025             2,457
   IHC Caland NV                                        47,713             2,247
   Aegon NV ARS                                        169,466             2,193
   Oce NV                                              124,223             2,092
   Vedior NV                                           140,544             2,042
*  Hagemeyer NV                                        757,087             1,634
*  ASML Holding (New York)                              38,580               600
                                                                  --------------
                                                                         603,946
                                                                  --------------
NORWAY (0.7%)
   Norsk Hydro ASA                                     229,921            13,507
   Statoil ASA                                         686,450             8,581
   Telenor ASA                                       1,123,790             7,388
   Orkla ASA                                           302,714             7,325
   DNB Holding ASA                                   1,134,126             7,192
   Norske Skogindustrier ASA                           164,664             3,000
   Storebrand ASA                                      308,370             1,924
   Tandberg ASA                                        196,112             1,773
   Frontline Ltd.                                       63,777             1,659
*  Yara International ASA                              226,041             1,598
   Schibsted ASA                                        77,788             1,466
   Tomra Systems ASA                                   273,410             1,100
*  Aker Kvaerner ASA                                    41,348               639
   Smedvig ASA A Shares                                 54,083               516
                                                                  --------------
                                                                          57,668
                                                                  --------------
PORTUGAL (0.5%)
   Portugal Telecom SGPS SA                          1,474,842            16,000
   Electricidade de Portugal SA                      2,835,842             7,751
   Banco Comercial Portugues SA                      3,071,186             7,142
   Brisa-Auto Estradas de
   Portugal SA                                         429,947             2,927

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                        SHARES             (000)
--------------------------------------------------------------------------------
   Banco Espirito Santo SA                             164,481   $         2,760
*  Banco BPI SA                                        586,354             2,235
   Sonae SGPS SA                                     1,567,921             1,729
   PT Multimedia-Servicos de
   Telecomunicacoes e
   Multimedia, SGPS, SA                                 74,273             1,688
   Cimpor-Cimento de Portugal SA                       258,527             1,361
*  Jeronimo Martins & Filho,
   SGPS, SA                                             43,914               472
                                                                  --------------
                                                                          44,065
                                                                  --------------
SPAIN (5.2%)
   Telefonica SA                                     6,803,891           101,218
   Banco Santander Central
   Hispano SA                                        6,718,329            72,160
   Banco Bilbao Vizcaya
   Argentaria SA                                     5,041,118            66,534
   Repsol-YPF SA                                     1,433,453            30,192
   Endesa SA                                         1,411,977            25,880
   Iberdrola SA                                      1,200,251            23,668
   Banco Popular Espanol SA                            248,625            13,719
   Altadis SA                                          431,051            12,184
   Telefonica SA ADR                                   190,681             8,415
   Gas Natural SDG SA                                  315,588             7,744
   Industria de Diseno Textil SA                       342,596             7,450
   ACS, Actividades de
   Construccion y Servicios, SA                        148,590             7,219
   Union Fenosa SA                                     311,637             6,475
   Abertis Infraestructuras SA                         346,506             5,786
   Acerinox SA                                          77,812             4,013
   Grupo Ferrovial, SA                                  98,933             3,946
   Amadeus Global Travel
   Distribution SA                                     503,279             2,968
   Fomento de Construc y
   Contra SA                                            81,891             2,909
   Acciona SA                                           45,116             2,788
   Indra Sistemas, SA                                  196,944             2,554
   Sacyr Vallehermoso SA                               152,876             2,388
   Iberia (Linea Aer Espana)                           709,178             2,355
   Promotora de Informaciones SA                       120,023             2,139
   Corporacion Mapfre SA                               165,228             1,981
*  Telefonica Publicidad e
   Informacion, SA                                     255,022             1,868
*  Antena 3 Television                                  31,962             1,625
*  Zeltia SA                                           229,746             1,529
   Sociedad General de Aguas
   de Barcelona SA                                      90,368             1,452
*  NH Hoteles SA                                       130,300             1,370
                                                                  --------------
                                                                         424,529
                                                                  --------------
SWEDEN (3.3%)
*  Telefonaktiebolaget LM
   Ericsson AB Class B                              23,026,692            62,394
   Nordea Bank AB                                    3,666,101   $        24,714
   Hennes & Mauritz AB B Shares                        741,944            18,161
   Svenska Handelsbanken
   AB A Shares                                         863,786            16,678
*  Volvo AB B Shares                                   356,400            12,200
   Svenska Cellulosa AB B Shares                       304,660            11,944
   Sandvik AB                                          344,511            11,206
   Skandinaviska Enskilda
   Banken AB A Shares                                  732,982            10,650
   TeliaSonera AB                                    2,557,858            10,513
   Electrolux AB Series B                              464,379             9,179
*  Tele2 AB B Shares                                   147,688             6,708
   Securitas AB B Shares                               461,911             6,651
   Atlas Copco AB A Shares                             175,869             6,170
   Assa Abloy AB                                       457,791             5,573
   Swedish Match AB                                    523,754             5,279
*  Volvo AB A Shares                                   153,003             5,048
   Skandia Forsakrings AB                            1,283,644             5,041
   Skanska AB B Shares                                 614,172             4,944
   SKF AB B Shares                                     138,838             4,762
   Atlas Copco AB B Shares                             108,961             3,523
   Getinge AB B SHS                                    248,000             2,857
   Gambro AB A Shares                                  271,464             2,381
   Trelleborg AB B Shares                              124,139             2,234
   Holmen AB                                            77,000             2,172
   Eniro AB                                            254,500             2,065
*  Fabege AB B Shares                                  123,218             1,605
   Alfa Laval AB                                       104,590             1,574
   Svenskt Stal AB A Shares                             89,952             1,478
   Billerud Aktiebolag                                  91,200             1,450
   Castellum AB                                         64,270             1,392
*  Modern Times Group AB                                80,483             1,359
   Svenska Handelsbanken AB
   B Shares                                             69,756             1,333
   Gambro AB B Shares                                  146,897             1,279
*  OM HEX AB                                            92,481             1,247
   WM-Data AB Class B                                  497,140             1,106
*  SAS AB                                              119,988             1,060
   Hoganas AB B Shares                                  42,400             1,032
   SKF AB A Shares                                      28,775               991
   Axfood AB                                            37,701               871
   Svenskt Stal AB                                      42,219               669
*  Fabege AB Rights
   Exp. 5/27/2004                                      123,218               204
*  Electrolux AB Redemption
   Rights Exp. 5/26/2004                               464,379               149
                                                                  --------------
                                                                         271,846
                                                                  --------------
SWITZERLAND (10.6%)
   Novartis AG (Registered)                          3,732,230           166,376
   Nestle SA (Registered)                              632,422           159,983
   UBS AG                                            1,813,954           128,919

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                               SHARES             (000)
--------------------------------------------------------------------------------
   Roche Holdings AG                                 1,101,055   $       115,489
   Credit Suisse Group (Registered)                  1,863,435            65,679
   Zurich Financial Services AG                        225,652            35,677
   Swiss Re (Registered)                               504,666            33,201
   Cie. Financiere Richemont AG                        823,017            21,169
*  ABB Ltd.                                          2,719,565            15,311
   Syngenta AG                                         168,201            13,459
   Swisscom AG                                          41,517            12,888
   Holcim Ltd. (Registered)                            236,152            12,194
*  Adecco SA (Registered)                              204,625             9,145
   Synthes-Stratec Inc.                                  6,890             7,487
   CIBA Specialty Chemicals AG
   (Registered)                                        107,440             7,458
   Roche Holdings AG (Bearer)                           50,276             7,406
   Swatch Group AG (Bearer)                             51,825             6,885
   Serono SA Class B                                    10,948             6,561
   Givaudan SA                                          11,308             5,625
*  Nobel Biocare Holding AG                             31,915             4,324
   Clariant AG                                         324,807             4,121
   SGS Societe Generale de
   Surveillance Holding SA
   (Registered)                                          6,834             3,584
   Geberit AG                                            5,507             3,347
*  Logitech International SA                            68,192             2,958
   Lonza AG (Registered)                                58,669             2,833
   UBS AG                                               35,370             2,504
   Schindler Holding AG (Ptg. Ctf)                       8,749             2,385
   Swatch Group AG (Registered)                         87,498             2,355
   Unaxis Holding AG                                    16,705             1,894
   Kuoni Reisen Holding AG
   (Registered)                                          4,740             1,846
*  Kudelski SA                                          50,517             1,529
   Valora Holding AG                                     6,314             1,483
*  Sulzer AG (Registered)                                5,397             1,399
                                                                  --------------
                                                                         867,474
                                                                  --------------
UNITED KINGDOM (36.2%)
   BP PLC                                           31,183,976           269,590
   HSBC Holdings PLC                                17,156,134           245,826
   Vodafone Group PLC                               95,105,205           231,059
   GlaxoSmithKline PLC                               9,328,209           193,049
   Royal Bank of Scotland
   Group PLC                                         4,394,593           131,939
   AstraZeneca Group PLC                             2,664,814           124,616
   Shell Transport &
   Trading Co. PLC                                  15,150,179           104,512
   Barclays PLC                                     10,246,416            92,398
   HBOS PLC                                          6,019,726            77,982
   Lloyds TSB Group PLC                              8,755,404            65,444
   Diageo PLC                                        4,834,278            64,854
   Tesco PLC                                        11,954,080            52,732
   BT Group PLC                                     13,579,655            42,986
   Unilever PLC                                      4,333,174    $       40,880
   British American Tobacco PLC                      2,469,449            37,442
   Rio Tinto PLC                                     1,670,525            36,645
   National Grid Transco PLC                         4,822,062            36,578
   Aviva PLC                                         3,536,436            34,555
   BG Group PLC                                      5,526,498            31,925
   BHP Billiton PLC                                  3,865,701            30,883
   BP PLC ADR                                          575,360            30,437
   Vodafone Group PLC ADR                            1,177,400            28,893
   Centrica PLC                                      6,694,436            25,940
   Cadbury Schweppes PLC                             3,226,696            25,664
   Imperial Tobacco Group PLC                        1,142,530            25,306
   Prudential PLC                                    3,147,231            24,725
   Reckitt Benckiser PLC                               940,826            24,459
   British Sky Broadcasting
   Group PLC                                         1,974,608            23,321
   GUS PLC                                           1,584,387            21,944
   Compass Group PLC                                 3,395,252            21,375
   Reed Elsvier PLC                                  1,991,136            18,538
   Kingfisher PLC                                    3,624,528            18,206
   BAE Systems PLC                                   4,802,134            17,862
   Marks & Spencer Group PLC                         3,551,662            17,399
   Legal & General Group PLC                        10,217,970            16,942
   Scottish & Southern
   Energy PLC                                        1,343,263            16,258
   ScottishPower PLC                                 2,291,321            15,573
   BAA PLC                                           1,676,743            15,462
   Reuters Group PLC                                 2,241,934            14,830
   Smith & Nephew PLC                                1,457,569            14,798
   Pearson PLC                                       1,259,440            14,696
   WPP Group PLC                                     1,458,852            14,384
   Land Securities Group PLC                           730,117            14,191
   ITV PLC                                           6,375,241            13,962
   SABMiller PLC                                     1,255,137            13,622
   Boots Group PLC                                   1,234,832            13,380
   Wolseley PLC                                        908,196            13,311
   Man Group PLC                                       438,300            13,120
   BOC Group PLC                                       778,829            12,521
   Carnival PLC                                        260,469            11,672
   J. Sainsbury PLC                                  2,279,727            11,259
   Hilton Group PLC                                  2,471,865            10,893
   Smiths Group PLC                                    874,677            10,835
   InterContinental Hotels
   Group PLC                                         1,157,243            10,815
   Next PLC                                            431,668            10,679
   3i Group PLC                                        955,324            10,216
   Rolls-Royce Group PLC                             2,349,638             9,646
   Rentokil Initial PLC                              2,875,963             9,588
   Scottish & Newcastle PLC                          1,250,450             9,108
   Hanson Building Materials PLC                     1,158,879             8,837
   British Land Co., PLC                               762,432             8,782

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                        SHARES             (000)
--------------------------------------------------------------------------------
   Dixons Group PLC                                  3,060,397   $         8,426
   United Utilities PLC                                874,870             8,355
*  Cable and Wireless PLC                            3,746,753             8,206
   Severn Trent PLC                                    539,052             7,485
   Imperial Chemical
   Industries PLC                                    1,872,261             7,280
   Rexam PLC                                           865,242             7,008
   Amvescap PLC                                      1,061,305             6,997
   Royal & Sun Alliance
   Insurance Group PLC                               4,552,650             6,479
   Friends Provident PLC                             2,587,031             6,469
   William Hill PLC                                    666,193             6,332
   Emap PLC                                            402,776             6,175
   Yell Group PLC                                    1,094,534             6,163
   Whitbread PLC                                       463,560             6,124
   Bunzl PLC                                           707,983             5,917
   Enterprise Inns PLC                                 546,811             5,915
   The Sage Group PLC                                1,915,053             5,867
   Exel PLC                                            465,293             5,858
   Tomkins PLC                                       1,208,240             5,796
   Daily Mail and General Trust                        482,897             5,742
   Capita Group PLC                                  1,038,528             5,709
   EMI Group PLC                                     1,244,555             5,694
   Signet Group PLC                                  2,706,292             5,555
   Johnson Matthey PLC                                 343,606             5,438
   Hays PLC                                          2,589,287             5,418
   Rank Group PLC                                      937,680             5,288
   Liberty International PLC                           396,031             5,187
   Slough Estates PLC                                  658,366             5,143
   Hammerson PLC                                       431,956             5,113
   Provident Financial PLC                             398,339             5,086
   Kelda Group PLC                                     610,528             5,024
   Persimmon PLC                                       431,333             5,018
   BPB PLC                                             777,120             5,009
   Taylor Woodrow PLC                                  939,383             4,698
   GKN PLC                                           1,150,677             4,673
*  Corus Group PLC                                   6,939,095             4,553
   LogicaCMG PLC                                     1,180,272             4,542
   The Peninsular & Oriental
   Steam Navigation Co.                              1,157,278             4,438
   George Wimpey PLC                                   607,281             4,418
*  International Power PLC                           1,761,553             4,389
   RMC Group PLC                                       417,976             4,362
   United Business Media PLC                           531,194             4,333
   Electrocomponents PLC                               681,206             4,307
   Brambles Industries PLC                           1,147,977             4,275
   ScottishPower PLC ADR                               154,280             4,266
*  British Airways PLC                                 844,384             4,230
   Kesa Electricals PLC                                836,071             4,181
   Cobham PLC                                          174,718             4,139
   Alliance Unichem PLC                                390,738             4,133
   Barratt Developments PLC                            377,108   $         4,123
   Associated British Ports
   Holdings PLC                                        516,323             4,038
   WPP Group PLC ADR                                    78,406             3,865
*  Canary Wharf Group PLC                              741,158             3,851
   Mitchells & Butlers PLC                             822,350             3,690
   IMI PLC                                             555,585             3,682
   Tate & Lyle PLC                                     642,030             3,461
   Close Brothers Group PLC                            227,889             3,310
   ARM Holdings PLC                                  1,599,120             3,304
   Misys PLC                                           885,983             3,260
*  Celltech Group PLC                                  436,906             3,256
   BBA Group PLC                                       715,792             3,224
   Cattles PLC                                         508,389             3,128
*  Invensys PLC                                      8,987,444             3,108
   FirstGroup PLC                                      649,475             3,092
   The Berkeley Group PLC                              172,663             3,001
   Balfour Beatty PLC                                  663,968             2,961
   United Utilities plc                                485,061             2,942
   Aegis Group PLC                                   1,747,786             2,797
   MFI Furniture Group PLC                             948,178             2,636
   Kidde PLC                                         1,320,471             2,623
   Serco Group PLC                                     681,068             2,597
   Amec PLC                                            469,277             2,517
   Stagecoach Group PLC                              1,677,627             2,447
   Pilkington PLC                                    1,585,897             2,334
   Schroders PLC                                       197,714             2,218
   The Davis Service Group PLC                         317,472             2,162
   FKI PLC                                             924,616             1,861
   Securicor PLC                                       815,259             1,764
   SSL International PLC                               292,491             1,701
   De La Rue Group PLC                                 282,828             1,655
   Novar PLC                                           691,353             1,569
   Great Portland Estates PLC                          249,830             1,152
   Aggreko PLC                                         387,415             1,104
                                                                  --------------
                                                                       2,968,990
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $6,881,376)                                                   8,149,034
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          FACE            MARKET
                                                        AMOUNT            VALUE*
EUROPEAN STOCK INDEX FUND                                (000)             (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (20.3%) (1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.05%, 7/14/2004                             $       3,000           $ 2,994
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.04%, 5/3/2004                                         10,957            10,957
1.04%, 5/3/2004--Note F                              1,652,356         1,652,356
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(COST $1,666,307)                                                      1,666,307
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (119.7%)
(COST $8,547,683)                                                      9,815,341
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-19.7%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      56,972
Security Lending Collateral Payable
to Brokers--Note F                                                   (1,652,356)
Other Liabilities                                                       (21,309)
                                                                  --------------
                                                                     (1,616,693)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $8,198,648
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 19.9%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2) Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificate.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $7,222,729
Undistributed Net Investment Income                                       79,013
Accumulated Net Realized Losses                                        (370,354)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                1,267,658
  Futures Contracts                                                          610
  Foreign Currencies and
    Forward Currency Contracts                                           (1,008)
--------------------------------------------------------------------------------
NET ASSETS                                                            $8,198,648
================================================================================

Investor Shares--Net Assets
Applicable to 311,448,214 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $6,852,659
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                           $22.00
--------------------------------------------------------------------------------

Admiral Shares--Net Assets
Applicable to 10,957,699 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $566,133
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                            $51.67
================================================================================

Institutional Shares--Net Assets
Applicable to 35,418,831 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $779,856
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                      $22.02
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                                   SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)(1)
--------------------------------------------------------------------------------
AUSTRALIA (16.6%)
   National Australia Bank Ltd.                         2,603,988    $    55,421
   BHP Billiton Ltd.                                    6,484,049         53,711
   Commonwealth
   Bank of Australia                                    2,181,735         49,239
   Australia & New Zealand
   Bank Group Ltd.                                      3,116,207         41,792
   News Corp. Ltd. Pfd.                                 4,669,028         39,958
   Westpac Banking Corp., Ltd.                          3,096,117         39,063
   News Corp. Ltd.                                      2,360,427         21,769
   Woolworths Ltd.                                      1,764,403         15,036
   AMP Ltd.                                             3,217,011         13,406
   Wesfarmers Ltd.                                        644,368         13,300
   Telstra Corp. Ltd.                                   3,721,482         12,847
   Rio Tinto Ltd.                                         538,639         12,654
   Foster's Group Ltd.                                  3,533,014         12,477
   Coles Myer Ltd.                                      1,895,810         11,460
   Westfield Trust (Units)                              3,784,621         11,097
   Insurance Australia Group Ltd.                       2,907,141         10,204
   QBE Insurance Group Ltd.                             1,159,275          9,754
   Woodside Petroleum Ltd.                                804,252          9,607
   Macquarie Bank Ltd.                                    367,198          9,189
   Suncorp-Metway Ltd.                                    921,428          8,917
   Rinker Group Ltd.                                    1,643,731          8,452
   Stockland                                            2,202,728          8,224
   General Property Trust                               3,521,736          7,656
   Amcor Ltd.                                           1,521,012          7,623
   Westfields Holdings Ltd.                               730,369          7,474
   Alumina Ltd.                                         1,965,452          7,197
   WMC Resources Ltd.                                   1,971,207          6,819
   Tabcorp Holdings Ltd.                                  714,804          6,808
   Brambles Industries Ltd.                             1,661,667          6,660
   Australian Gas Light Co., Ltd.                         783,868          6,595
   Macquarie Infrastucture Group                        3,317,349          6,588
   Bluescope Steel Ltd.                                 1,314,093          5,580
   CSL Ltd.                                               329,390          5,248
   Orica Ltd.                                             483,929          5,162
   Lend Lease Corp.                                       635,875          4,900
   Santos Ltd.                                          1,022,920          4,750
   Origin Energy Ltd.                                   1,147,482          4,724
   Newcrest Mining Ltd.                                   569,824          4,691
   Boral Ltd.                                             993,907          4,307
   James Hardie Industries NV                             806,755          3,904
   Coca-Cola Amatil Ltd.                                  771,767          3,840
   John Fairfax Holdings Ltd.                           1,508,328          3,649
   Mirvac Group                                         1,177,927          3,573
   Macquarie Goodman
   Industrial Trust                                     2,688,541          3,223
   Investa Property Group                               2,403,163          3,211
   Patrick Corp. Ltd.                                     862,350          3,176
   Centro Properties Group                              1,067,071    $     3,067
   Southcorp Ltd.                                       1,123,742          2,897
   Toll Holdings Ltd.                                     375,506          2,818
   Paperlinx Ltd.                                         780,086          2,817
   Mayne Group Ltd.                                     1,217,789          2,806
   Sonic Healthcare Ltd.                                  410,373          2,673
   Transurban Group                                       796,319          2,611
   Tab Ltd.                                               758,666          2,537
   CSR Ltd.                                             1,697,953          2,354
   Lion Nathan Ltd.                                       501,242          2,262
   CFS Gandel Retail Trust                              2,187,910          2,165
   Australian Stock Exchange Ltd.                         169,361          1,968
   Publishing & Broadcasting Ltd.                         221,462          1,948
   Harvey Norman Holdings Ltd.                            902,173          1,836
   Leighton Holdings Ltd.                                 236,778          1,770
   Commonwealth Property
   Office Fund                                          2,146,912          1,767
   Computershare Ltd.                                     737,816          1,599
   Aristocrat Leisure Ltd.                                532,701          1,554
   Deutsche Office Trust                                1,932,296          1,535
   OneSteel Ltd.                                          940,204          1,528
   Ansell Ltd.                                            278,310          1,524
   Cochlear Ltd.                                           93,951          1,349
   Iluka Resources Ltd.                                   391,621          1,106
   Futuris Corp., Ltd.                                    968,395          1,056
                                                                  --------------
                                                                         644,482
                                                                  --------------
HONG KONG (5.4%)
   Hutchison Whampoa Ltd.                               3,695,600         24,875
   Cheung Kong Holdings Ltd.                            2,607,100         19,972
   Sun Hung Kai Properties Ltd.                         2,283,800         19,618
   Hang Seng Bank Ltd.                                  1,322,646         16,788
   CLP Holdings Ltd.                                    3,130,899         16,658
   Boc Hong Kong Holdings Ltd.                          6,419,000         10,945
   Hong Kong & China Gas Co., Ltd.                      6,318,651         10,855
   Hong Kong Electric Holdings Ltd.                     2,401,400         10,560
   Swire Pacific Ltd. A Shares                          1,604,400         10,491
   Bank of East Asia Ltd.                               2,393,073          6,995
   Wharf Holdings Ltd.                                  2,110,714          5,791
   Henderson Land
   Development Co. Ltd.                                 1,269,000          5,694
   Li & Fung Ltd.                                       2,759,500          4,299
   Esprit Holdings Ltd.                                 1,038,000          4,259
*  PCCW Ltd.                                            5,598,569          3,840
   Hong Kong Exchanges &
   Clearing Ltd.                                        1,775,000          3,550
   MTR Corp.                                            2,328,500          3,538
   Cathay Pacific Airways Ltd.                          1,773,000          3,216
   New World
   Development Co., Ltd.                                3,910,975          3,134
   Hang Lung Properties Ltd.                            2,018,500          2,730
   Television Broadcasts Ltd.                             507,000          2,366

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                                   SHARES          (000)
--------------------------------------------------------------------------------
   Johnson Electric Holdings Ltd.                       2,618,600    $     2,317
   Yue Yuen Industrial
   (Holdings) Ltd.                                        828,000          2,235
   Techtronic Industries Co., Ltd.                        786,000          2,106
   Cheung Kong Infrastructure
   Holdings Ltd.                                          793,000          1,896
   Hopewell Holdings Ltd.                               1,033,000          1,828
   Shangri-La Asia Ltd.                                 1,806,744          1,772
   Hysan Development Co., Ltd.                          1,062,211          1,757
   Sino Land Co.                                        2,623,600          1,589
   Giordano International Ltd.                          2,453,108          1,407
   ASM Pacific Technology Ltd.                            288,000          1,193
   SCMP Group Ltd.                                      1,574,546            666
   Texwinca Holdings Limited                              866,000            644
   SmarTone
   Telecommunications Ltd.                                435,000            482
                                                                  --------------
                                                                         210,066
                                                                  --------------
JAPAN (74.6%)
   Toyota Motor Corp.                                   4,649,200        165,071
   Canon, Inc.                                          1,440,000         74,193
   Mitsubishi Tokyo
   Financial Group Inc.                                     7,186         62,798
   NTT DoCoMo, Inc.                                        29,906         58,281
   Takeda Chemical Industries Ltd.                      1,454,100         57,581
   Sony Corp.                                           1,513,138         57,494
   Honda Motor Co., Ltd.                                1,338,200         52,753
   Matsushita Electric
   Industrial Co., Ltd.                                 3,580,945         51,653
   Mizuho Financial Group, Inc.                            10,957         50,896
   Nomura Holdings Inc.                                 3,040,000         48,476
   Sumitomo Mitsui
   Financial Group, Inc.                                    6,455         47,905
   Nippon Telegraph and
   Telephone Corp.                                          9,062         46,771
   Nissan Motor Co., Ltd.                               4,255,400         46,538
   Tokyo Electric Power Co.                             1,976,700         41,599
   UFJ Holdings Inc.                                        6,105         37,105
   Millea Holdings, Inc.                                    2,553         35,667
   Hitachi Ltd.                                         4,913,000         33,882
   East Japan Railway Co.                                   5,841         29,315
   Sharp Corp.                                          1,620,000         28,687
   Fuji Photo Film Co., Ltd.                              796,000         25,145
   Ito-Yokado Co., Ltd.                                   611,000         24,956
   Murata Manufacturing Co., Ltd.                         382,200         24,624
   Shin-Etsu Chemical Co., Ltd.                           616,700         24,475
   Seven Eleven Japan Co. Ltd.                            703,000         23,459
   Kyocera Corp.                                          279,200         22,683
   Rohm Co., Ltd.                                         183,600         22,497
   Chubu Electric Power Co.                             1,076,300         22,028
   Kao Corp.                                              928,000         21,759
   NEC Corp.                                            2,778,000         21,432
   Ricoh Co.                                            1,088,000    $    21,300
   Toshiba Corp.                                        4,699,000         21,199
   Hoya Corp.                                             189,600         20,145
   Mitsui Sumitomo Insurance Co.                        2,162,530         19,994
   Kansai Electric Power Co., Inc.                      1,158,900         19,914
   Mitsubishi Estate Co., Ltd.                          1,673,000         19,428
   Nippon Steel Corp.                                   9,332,000         19,182
   Fujitsu Ltd.                                         2,742,000         18,715
   Bridgestone Corp.                                    1,110,500         18,460
   JFE Holdings, Inc.                                     794,800         17,504
   Softbank Corp.                                         391,500         17,419
   Yamanouchi
   Pharmaceuticals Co., Ltd.                              528,900         17,320
   Aeon Co., Ltd.                                         401,000         17,270
   Denso Corp.                                            833,300         17,240
   Mitsui & Co., Ltd.                                   2,039,000         16,511
   Mitsubishi Corp.                                     1,744,000         16,326
   Tokyo Gas Co., Ltd.                                  4,340,000         15,794
   Nintendo Co.                                           169,700         15,736
   Tokyo Electron Ltd.                                    262,930         15,722
   Dai-Nippon Printing Co., Ltd.                        1,039,000         15,477
*  Resona Holdings Inc.                                 7,793,000         15,465
   Daiwa Securities Group Inc.                          2,051,000         15,148
   Fanuc Co., Ltd.                                        246,300         14,816
   Nitto Denko Corp.                                      268,700         14,657
   Mitsubishi Electric Corp.                            2,939,000         14,594
   Orix Corp.                                             137,500         14,316
   Secom Co., Ltd.                                        339,000         14,268
   Asahi Glass Co., Ltd.                                1,311,000         13,626
   TDK Corp.                                              193,800         13,589
   Mitsubishi Heavy
   Industries Ltd.                                      4,927,000         13,329
   Mitsui Fudosan Co., Ltd.                             1,198,000         12,953
   Keyence Corp.                                           54,880         12,942
   Nikko Securities Co., Ltd.                           2,210,000         12,351
   Central Japan Railway Co.                                1,532         12,297
   Nippon Oil Corp.                                     2,208,600         11,949
   Kyushu Electric Power Co., Inc.                        691,400         11,690
   Tohoku Electric Power Co.                              733,900         11,579
   Kirin Brewery Co., Ltd.                              1,183,000         11,517
   Sanyo Electric Co., Ltd.                             2,571,000         11,439
   Asahi Kasei Corp.                                    2,105,000         11,295
   Sompo Japan Insurance Inc.                           1,272,000         11,263
   West Japan Railway Co.                                   2,927         11,174
   Toppan Printing Co., Ltd.                              959,000         11,068
   Sankyo Co., Ltd.                                       604,700         11,004
   Ajinomoto Co., Inc.                                    954,000         10,959
*  T & D Holdings, Inc.                                   270,100         10,575
   SMC Corp.                                               92,700         10,435
   Fujisawa
   Pharmaceutical Co., Ltd.                               455,200         10,390

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
   Yamato Transport Co., Ltd.                             686,000    $    10,237
   Promise Co., Ltd.                                      150,550          9,780
   Sumitomo Trust &
   Banking Co., Ltd.                                    1,621,000          9,577
   Eisai Co., Ltd.                                        380,900          9,558
*  Itochu Corp.                                         2,300,000          9,558
   Japan Tobacco, Inc.                                      1,202          9,434
   Osaka Gas Co., Ltd.                                  3,448,000          9,389
   Sumitomo Electric
   Industries Ltd.                                      1,029,000          9,340
   Konica Minolta Holdings, Inc.                          683,000          9,287
   Toray Industries, Inc.                               2,042,000          9,176
   Komatsu Ltd.                                         1,626,000          9,101
   Sumitomo Chemical Co.                                1,989,000          9,027
   Sumitomo Corp.                                       1,180,000          8,894
   Bank of Yokohama Ltd.                                1,653,000          8,869
   Sekisui House Ltd.                                     851,000          8,860
   Marui Co., Ltd.                                        568,300          8,758
   Kinki Nippon Railway Co.                             2,482,150          8,747
   Acom Co., Ltd.                                         124,310          8,695
   Omron Corp.                                            362,700          8,682
   Shizuoka Bank Ltd.                                   1,024,000          8,584
   OJI Paper Co., Ltd.                                  1,372,000          8,412
   Daiwa House Industry Co., Ltd.                         757,000          8,320
   Advantest Corp.                                        110,900          8,279
   NTT Data Corp.                                           2,152          8,272
   Tokyu Corp.                                          1,661,000          8,144
   Tostem Inax Holding Corp.                              428,408          8,005
   Shionogi & Co., Ltd.                                   514,000          7,944
   Nippon Express Co., Ltd.                             1,367,000          7,846
   Mitsubishi Chemical Corp.                            2,809,000          7,499
   Nippon Unipac Holding                                    1,524          7,446
   Pioneer Corp.                                          263,200          7,378
   Daikin Industries Ltd.                                 317,000          7,292
   Aiful Corp.                                             72,950          7,271
   Asahi Breweries Ltd.                                   657,300          7,253
   Kubota Corp.                                         1,700,000          7,246
   Daiichi Pharmaceutical Co., Ltd.                       419,800          7,225
   Sumitomo Realty &
   Development Co.                                        642,000          7,078
   Takefuji Corp.                                         112,440          7,013
   Shiseido Co., Ltd.                                     579,000          6,992
   Chugai Pharmaceutical Co., Ltd.                        468,700          6,965
   Fast Retailing Co., Ltd.                                90,300          6,910
   Olympus Corp.                                          361,000          6,874
   Credit Saison Co., Ltd.                                233,700          6,717
   Nidec Corp.                                             60,400          6,402
   JSR Corp.                                              307,500          6,362
   Mitsui Trust Holding Inc.                              912,400          6,341
   Sumitomo Metal
   Industries Ltd.                                      5,327,000          6,304
   Nippon Yusen Kabushiki
   Kaisha Co.                                           1,571,000    $     6,277
   Terumo Corp.                                           289,100          6,020
   Trend Micro Inc.                                       158,500          5,966
   Toyoda Automatic
   Loom Works Ltd.                                        277,200          5,920
   Hirose Electric Co., Ltd.                               51,300          5,775
   Chiba Bank Ltd.                                      1,080,000          5,766
   Mitsui Osk Lines Ltd.                                1,333,000          5,729
   Taisho Pharmaceutical Co.                              292,000          5,598
   Oriental Land Co., Ltd.                                 85,300          5,434
   Marubeni Corp.                                       2,172,000          5,374
   Toto Ltd.                                              509,000          5,345
   Takashimaya Co.                                        450,000          5,329
   Kajima Corp.                                         1,542,000          5,297
   Sumitomo Metal Mining Co.                              884,000          5,278
   Tobu Railway Co., Ltd.                               1,244,000          5,236
   Nikon Corp.                                            445,000          5,112
   Daito Trust Construction Co., Ltd.                     149,600          4,979
   Yokogawa Electric Corp.                                369,000          4,922
   Mitsui Chemicals, Inc.                                 949,000          4,906
   Keio Electric Railway Co., Ltd.                        890,000          4,894
   Yamaha Corp.                                           264,800          4,878
   Sekisui Chemical Co.                                   695,000          4,830
   Stanley Electric Co.                                   258,900          4,804
   CSK Corp.                                              111,800          4,775
   Ohbayashi Corp.                                      1,001,000          4,757
   Bank of Fukuoka, Ltd.                                  920,000          4,757
   Taisei Corp.                                         1,335,000          4,598
   Kuraray Co., Ltd.                                      623,000          4,590
   Joyo Bank Ltd.                                       1,164,000          4,444
   Citizen Watch Co., Ltd.                                448,000          4,437
   Matsushita Electric Works, Ltd.                        496,000          4,414
   Toyo Seikan Kaisha Ltd.                                242,000          4,291
   Yamada Denki Co., Ltd.                                 126,800          4,277
   ToneGeneral Sekiyu K.K.                                501,000          4,151
   Teijin Ltd.                                          1,373,000          4,057
   Keihin Electric Express
   Railway Co., Ltd.                                      657,000          3,905
   Nomura Research Institute, Ltd.                         38,200          3,879
   Isetan Co.                                             284,700          3,861
   Seiko Epson Corp.                                      100,200          3,861
   Mitsui Mining &
   Smelting Co., Ltd.                                     932,000          3,856
   Kaneka Corp.                                           421,000          3,817
   Alps Electric Co., Ltd.                                263,000          3,721
   JAFCO Co., Ltd.                                         46,000          3,684
   Lawson Inc.                                             99,800          3,677
   Showa Denko K.K.                                     1,644,000          3,672
   Konami Corp.                                           143,700          3,619
   Casio Computer Co.                                     319,000          3,614

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                                   SHARES          (000)
--------------------------------------------------------------------------------
   Kyowa Hakko Kogyo Co.                                  553,000    $     3,612
   Nippon Mining Holdings Inc.                            873,500          3,607
   Shimizu Corp.                                          868,000          3,599
   Ushio Inc.                                             195,000          3,574
   Furukawa Electric Co.                                  942,000          3,571
   Mabuchi Motor Co.                                       52,600          3,562
*  Oki Electric Industry Co. Ltd.                         880,000          3,547
   Nissin Food Products Co., Ltd.                         140,500          3,445
   Kawasaki Kisen Kaisha Ltd.                             813,000          3,422
   Onward Kashiyama Co., Ltd.                             228,000          3,411
   NGK Insulators Ltd.                                    454,000          3,345
   Toho Co., Ltd.                                         222,600          3,332
   77 Bank Ltd.                                           563,000          3,327
   Taiheiyo Cement Corp.                                1,309,000          3,320
   Uni-Charm Corp.                                         70,800          3,289
   Kawasaki Heavy Industries Ltd.                       2,144,000          3,224
*  Japan Airlines System Co.                            1,101,000          3,223
   Nippon Meat Packers, Inc.                              274,000          3,207
   Yamaha Motor Co., Ltd.                                 227,000          3,188
   Mitsukoshi, Ltd.                                       610,000          3,187
   NSK Ltd.                                               699,000          3,160
   Hitachi Chemical Co., Ltd.                             174,200          3,132
   Daimaru, Inc.                                          364,000          3,113
   THK Co., Inc.                                          163,500          3,106
   Mitsubishi Materials Corp.                           1,582,000          3,069
   FamilyMart Co., Ltd.                                   108,700          3,066
   Sankyo Co., Ltd.                                        83,300          3,054
   USS Co., Ltd.                                           36,630          3,041
   Fujikura Ltd.                                          565,000          3,007
   Uny Co., Ltd.                                          261,000          3,001
   Oracle Corp. Japan                                      54,200          2,995
   NTN Corp.                                              711,000          2,986
   Amada Co., Ltd.                                        533,000          2,945
   Mitsubishi Rayon Co., Ltd.                             844,000          2,907
   Hokugin Financial Group, Inc.                        1,323,000          2,896
   Shimano, Inc.                                          125,500          2,887
   Benesse Corp.                                          106,700          2,886
   JGC Corp.                                              328,000          2,855
   Taiyo Yuden Co., Ltd.                                  173,000          2,840
   Gunma Bank Ltd.                                        616,000          2,834
   Bandai Co., Ltd.                                       118,100          2,811
   Yakult Honsha Co., Ltd.                                196,000          2,800
   Shimamura Co., Ltd.                                     34,100          2,761
   Skylark Co., Ltd.                                      139,900          2,696
*  Ishikawajima-Harima Heavy
   Industries Co.                                       1,824,000          2,678
   Tosoh Corp.                                            758,000          2,617
   Dai-Nippon Ink & Chemicals, Inc.                     1,081,000          2,597
   Minebea Co., Ltd.                                      539,000          2,586
   Nisshin Seifun Group Inc.                              285,000          2,579
   Aeon Credit Service Co. Ltd.                            41,130          2,566
   Office Building Fund of Japan Inc.                         354    $     2,548
   All Nippon Airways Co., Ltd.                           845,000          2,519
   Dowa Mining Co. Ltd.                                   463,000          2,517
   Makita Corp.                                           189,000          2,513
   NGK Spark Plug Co.                                     272,000          2,472
   Japan Real Estate
   Investment Corp.                                           362          2,458
   The Suruga Bank, Ltd.                                  336,000          2,449
   Susuken Co., Ltd.                                       79,920          2,404
   Kamigumi Co., Ltd.                                     345,000          2,349
   World Co., Ltd.                                         69,700          2,308
   Toyoda Gosei Co., Ltd.                                  84,500          2,270
   Central Glass Co., Ltd.                                312,000          2,263
   Fuji Electric Holdings Co., Ltd.                       867,000          2,261
   Takara Holdings Inc.                                   277,000          2,253
   Denki Kagaku Kogyo K.K.                                686,000          2,253
*  Sumitomo Heavy Industries Ltd.                         875,000          2,250
   TIS Inc.                                                60,100          2,241
   Hino Motors, Ltd.                                      384,000          2,238
   Shimachu Co.                                            84,400          2,215
   Obic Co., Ltd.                                          10,200          2,174
   Aoyama Trading Co., Ltd.                                93,000          2,110
   Mitsubishi Gas Chemical Co.                            565,000          2,082
   Ube Industries Ltd.                                  1,243,000          2,068
   Kurita Water Industries Ltd.                           170,200          2,058
   Ebara Corp.                                            421,000          2,056
   Seino Transportation Co., Ltd.                         208,000          2,019
*  Sega Corp.                                             196,300          2,019
   Mitsui Engineering &
   Shipbuilding Co., Ltd.                               1,151,000          2,018
   Itochu Techno-Science Corp.                             52,900          1,995
   Toyobo Ltd.                                            933,000          1,968
   Kikkoman Corp.                                         251,000          1,961
   Meiji Seika Kaisha Ltd.                                480,000          1,956
   Yamazaki Baking Co., Ltd.                              201,000          1,936
   Nippon Sheet Glass Co., Ltd.                           563,000          1,929
   Ito En, Ltd.                                            45,700          1,915
   Nissan Chemical Industries, Ltd.                       260,000          1,913
   Meitec Corp.                                            55,000          1,904
   Daicel Chemical Industries Ltd.                        430,000          1,868
   Showa Shell Sekiyu K.K.                                220,400          1,859
   Toyo Suisan Kaisha, Ltd.                               139,000          1,853
   Nichii Gakkan Co.                                       33,640          1,716
   Dai-Nippon Screen
   Manufacturing Co., Ltd.                                253,000          1,695
   Sumitomo Bakelite Co. Ltd.                             263,000          1,692
   Teikoku Oil Co., Ltd.                                  334,000          1,682
   Hankyu Department Stores, Inc.                         205,000          1,669
   Koyo Seiko Co., Ltd.                                   161,000          1,654
   Sapparo Holdings Ltd.                                  473,000          1,624
   Namco Ltd.                                              61,000          1,612

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
   Matsumotokiyoshi Co., Ltd.                              53,900        $ 1,602
   Meiji Dairies Corp.                                    345,000          1,594
   Nippon Shokubai Co., Ltd.                              226,000          1,593
   Gunze Ltd.                                             335,000          1,592
   House Foods Industry Corp.                             118,500          1,577
   Q.P. Corp.                                             184,700          1,545
   Coca-Cola West Japan Co. Ltd.                           68,600          1,520
   Wacoal Corp.                                           150,000          1,504
   Mitsubishi Logistics Corp.                             169,000          1,502
   Nisshinbo Industries, Inc.                             235,000          1,500
   Sumitomo Osaka
   Cement Co., Ltd.                                       602,000          1,479
   Asatsu-DK Inc.                                          52,400          1,464
   Nippon Sanso Corp.                                     327,000          1,463
   Okumura Corp.                                          308,000          1,439
   Hitachi Cable Ltd.                                     289,000          1,430
   Kokuyo Co., Ltd.                                       117,800          1,429
   Komori Corp.                                            89,000          1,404
   Nichirei Corp.                                         424,000          1,389
   Nishimatsu Construction Co.                            401,000          1,389
   Tokyo Style Co.                                        131,000          1,354
   Dentsu Inc.                                                490          1,347
   Net One Systems Co., Ltd.                                  320          1,338
   Kinden Corp.                                           221,000          1,330
   Comsys Holdings Corp.                                  178,000          1,253
   Katokichi Co., Ltd.                                     68,500          1,219
*  Dentsu Inc.                                                436          1,199
   Aderans Co. Ltd.                                        58,400          1,164
   Nippon Kayaku Co., Ltd.                                220,000          1,161
   Sanden Corp.                                           173,000          1,161
   Mitsumi Electric Co., Ltd.                             109,200          1,161
   Fuji Television Network, Inc.                              452          1,150
   Autobacs Seven Co., Ltd.                                43,500          1,150
   Toda Corp.                                             326,000          1,149
   Tokyo Broadcasting System, Inc.                         57,700          1,129
*  Net One Systems Co., Ltd.                                  264          1,104
   Anritsu Corp.                                          149,000          1,064
   Bellsystem24, Inc.                                       4,900          1,045
   Hitachi Software
   Engineering Co., Ltd.                                   42,400          1,028
   Ishihara Sangyo Kaisha Ltd.                            467,000          1,014
*  Fuji Television Network, Inc.                              392            998
*  Kanebo Ltd.                                            686,000            928
   Ariake Japan Co., Ltd.                                  32,444            875
*  Snow Brand Milk Products Co.                           242,500            770
   Amano Corp.                                            101,000            759
   Capcom Co., Ltd.                                        73,100            755
   Takuma Co., Ltd.                                       108,000            753
   Kaken Pharmaceutical Co.                               130,000            710
   Saizeriya Co., Ltd.                                     49,050            657
                                                                  --------------
                                                                       2,888,182
                                                                  --------------
NEW ZEALAND (0.7%)
   Telecom Corp. of
   New Zealand Ltd.                                     3,321,732    $    11,760
   Fletcher Building Ltd.                                 752,251          2,136
   Carter Holt Harvey Ltd.                              1,547,568          2,033
   Sky City Entertainment
   Group Ltd.                                             717,880          1,976
   Contact Energy Ltd.                                    494,276          1,793
   Auckland International
   Airport Ltd.                                           404,815          1,719
   Fisher & Paykel
   Healthcare Corp. Ltd.                                  160,500          1,305
   Fisher & Paykel
   Appliances Holdings Ltd.                               378,341          1,124
*  Tower Ltd.                                             650,549            696
   The Warehouse Group Ltd.                               243,834            665
   Independent Newspapers Ltd.                            202,665            640
*  Sky Network Television, Ltd.                           150,668            518
   NGC Holdings, Ltd.                                     213,591            339
*  Tenon Ltd. Pfd.                                        234,309            284
*  Tenon Ltd.                                             152,661            185
                                                                  --------------
                                                                          27,173
                                                                  --------------
SINGAPORE (2.8%)
   United Overseas Bank Ltd.                            2,041,567         16,439
   DBS Group Holdings Ltd.                              1,911,161         16,063
   Singapore
   Telecommunications Ltd.                             10,770,612         14,813
   Oversea-Chinese
   Banking Corp., Ltd.                                  1,662,510         11,823
   Singapore Press Holdings Ltd.                          631,455          7,794
   Singapore Airlines Ltd.                                961,962          6,106
   Venture Corp. Ltd.                                     381,000          4,277
   Keppel Corp., Ltd.                                     953,750          4,008
   City Developments Ltd.                                 778,412          2,791
   Singapore Technologies
   Engineering Ltd.                                     2,304,407          2,560
   Fraser & Neave Ltd.                                    294,900          2,305
   Neptune Orient Lines Ltd.                            1,924,000          2,204
   ComfortDelgro Corp Ltd.                              3,022,000          2,185
   Capitaland Ltd.                                      1,790,300          1,694
*  Chartered Semiconductor
   Manufacturing Ltd.                                   1,736,000          1,530
   SembCorp Industries Ltd.                             1,570,419          1,320
   Singapore Post Ltd.                                  2,366,000          1,154
   Singapore Exchange Ltd.                              1,177,000          1,128
   Creative Technology Ltd.                                89,150            933
   Jardine Cycle & Carriage Ltd.                          202,128            796
   United Overseas Land Ltd.                              582,500            613
   Parkway Holdings Ltd.                                  846,640            592
   Keppel Land Ltd.                                       576,000            542
   Haw Par Brothers
   International Ltd.                                     190,193            521

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                                   SHARES          (000)
--------------------------------------------------------------------------------
   SembCorp Marine Ltd.                                   910,000    $       516
   SembCorp Logistics Ltd.                                471,000            498
*  ST Assembly Test Services Ltd.                         552,000            496
   Singapore Land Ltd.                                    221,000            488
   Allgreen Properties Ltd.                               746,000            432
*  Datacraft Asia Ltd.                                    371,000            423
   Wing Tai Holdings Ltd.                                 704,000            354
   Overseas Union Enterprise Ltd.                          92,000            333
   SMRT Corp. Ltd.                                        876,000            322
                                                                  --------------
                                                                         108,053
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $3,794,809)                                                   3,877,956
--------------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (10.7%) (1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.

(2)  1.05%, 7/14/2004 $                                     1,500          1,497
REPURCHASE AGREEMENT
     Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     1.04%, 5/3/2004--Note F                              411,300        411,300
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $412,797)                                                     412,797
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (110.8%)
     (COST $4,207,606)                                                 4,290,753
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-10.8%)
Other Assets--Note B                                                      23,789
Security Lending Collateral Payable
     to Brokers--Note F                                                (411,300)
Other Liabilities                                                       (29,690)
                                                                  --------------
                                                                       (417,201)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $3,873,552
================================================================================
* A substantial number of the fund's holdings were valued using fair value procedures at April 30, 2004. See Note A in Notes to Financial Statements.
* Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.4% and 10.4%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.


--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $3,950,435
Undistributed Net Investment Income                                       13,602
Accumulated Net Realized Losses                                        (173,464)
Unrealized Appreciation (Depreciation)
Investment Securities                                                     83,147
Futures Contracts                                                            465
Foreign Currencies and
Forward Currency Contracts                                                 (633)
--------------------------------------------------------------------------------
NET ASSETS                                                            $3,873,552
================================================================================

Investor Shares--Net Assets
Applicable to 354,378,932 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $2,993,126
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                            $8.45
================================================================================

Admiral Shares--Net Assets
Applicable to 4,529,368 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $250,312
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                            $55.26
================================================================================

Institutional Shares--Net Assets
Applicable to 74,549,459 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $630,114
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                       $8.45
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.5%)(1)
--------------------------------------------------------------------------------
ARGENTINA (0.7%)
*  Petrobras Energia
   Participaciones SA                                   2,907,160    $     3,538
   Tenaris SA                                             960,555          2,928
*  Telecom Argentina
   STET-France Telecom SA                               1,423,185          2,421
   Siderar SA Class A                                     293,067          1,552
   Tenaris SA (Mexico)                                    450,275          1,303
*  Transportadora de Gas Sur SA                           978,955            872
*  BBVA Banco Frances SA                                  320,570            750
   Tenaris SA ADR                                          19,234            577
*  Molinos Rio de la Plata SA                             345,996            568
*  Irsa Inversiones y
   Representaciones SA                                    485,272            398
   Solvay Indupa S.A.I.C.                                 365,938            379
*  Petrobras Energia
   Participaciones SA ADR                                  31,000            375
   Cresud SA                                              209,663            260
                                                                  --------------
                                                                          15,921
                                                                  --------------
BRAZIL (8.8%)
   Petroleo Brasileiro SA Pfd.                          1,331,589         33,125
   Petroleo Brasileiro SA                                 967,362         27,540
   Companhia Vale do
   Rio Doce Pfd. Class A                                  468,915         18,457
   Cia Vale do Rio Doce (CVRD)                            332,300         14,943
   Companhia de Bebidas das
   Americas Pfd.                                       76,866,480         14,280
   Banco Itau Holding
   Financeira SA Pfd.                                 167,595,294         13,296
*  Banco Bradesco SA                                      254,549         10,434
   Tele Norte Leste
   Participacoes SA Pfd.                              846,154,975         10,021
   Empresa Brasileira de
   Aeronautica SA Pfd.                                  1,043,791          6,730
   Companhia Siderurgica
   Nacional SA                                        122,290,281          5,807
   Unibanco-Uniao de Bancos
   Brasileiros SA                                     139,423,468          5,396
   Gerdau SA Pfd.                                         458,232          4,789
   Companhia Energetica de
   Minas Gerais Pfd.                                  307,852,323          4,701
   Brasil Telecom
   Participacoes SA Pfd.                              756,330,850          4,609
*  Aracruz Celulose SA Pfd.
   B Shares                                             1,458,823          4,554
   Centrais Electricas
   Brasileiras SA                                     386,269,668          4,065
*  Telesp Celular Participacoes
   SA Pfd.                                          1,423,612,492          4,043
   Votorantim Celulose e
   Papel SA Pfd.                                       55,467,976          3,497
   Usiminas-Usinas
   Siderugicas de Minas
   Gerais SA Pfd. Class A                                 348,581    $     3,489
   Centrais Electricas Brasileiras
   SA Pfd. B Shares                                   230,871,176          2,570
   Tele Centro Oeste Celular
   Participacoes SA Pfd.                              827,675,737          2,331
   Souza Cruz SA                                          261,593          2,308
   Embratel Participacoes
   SA Pfd.                                            699,843,618          2,092
   Tele Norte Leste
   Participacoes SA                                   181,314,285          1,908
   Companhia Brasileira de
   Distribuicao Grupo Pao
   de Acucar Pfd.                                     102,856,219          1,836
   Sadia SA Pfd.                                        1,159,238          1,570
*  Braskem SA Pfd. A                                   77,589,400          1,540
   Companhia Siderurgica
   de Tubarao                                          48,193,700          1,382
   Companhia de Saneamento
   Basico do Estado
   de Sao Paulo                                        28,565,100          1,327
   Companhia Paranaense de
   Energia-COPEL                                      342,109,632          1,161
   Telemig Celular
   Participacoes SA Pfd.                              736,035,347          1,111
   Brasil Telecom
   Participacoes SA                                   200,998,938          1,102
   Tele Celular Sul
   Participacoes SA Pfd.                              753,227,500          1,066
   Tele Nordeste Celular
   Participacoes SA Pfd.                              738,326,742            922
   Companhia de Tecidos
   Norte de Minas Pfd.                                  9,184,668            654
   Duratex SA Pfd.                                     19,764,256            469
*  Tele Celular Sul Participacoes
   SA Rights Exp. 6/7/2004                             15,382,722              0
                                                                  --------------
                                                                         219,125
                                                                  --------------
CHILE (2.2%)
   Empresas Copec SA                                    1,545,200         10,856
   Empresas CMPC SA                                       338,459          6,372
*  Enersis SA                                          43,022,870          5,255
   Compania de
   Telecomunicaciones
   de Chile SA                                          1,761,700          5,007
   Empresa Nacional de
   Electricidad SA                                     11,006,300          4,895
   Banco Santander Chile SA                           164,319,400          3,936
   S.A.C.I. Falabella, SA                               1,632,700          2,972
   Empresa Nacional de
   Telecomunicaciones SA                                  318,000          1,869

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                           SHARES          (000)
--------------------------------------------------------------------------------
   Sociedad Quimica y
   Minera de Chile SA                                     398,300    $     1,431
   Vina Concha y Toro SA                                1,648,762          1,395
   Banco de Chile                                      25,686,000          1,208
   Distribucion y Servicio
   D&S SA                                               1,152,500          1,178
   Colburn SA                                          12,752,500          1,120
   Embotelladora Andina
   SA Pfd. Class B                                        566,710          1,113
   Embotelladora Andina SA                                537,923          1,065
   Compania Acero del Pacifico
   SA (CAP)                                               289,600          1,040
   Compania Cervecerias
   Unidas SA                                              227,730            964
   Cristalerias de Chile                                   93,500            795
   Masisa SA                                            1,582,971            667
   Parque Arauco SA                                     1,204,800            522
   Empresas Iansa SA                                    5,023,540            152
   Enersis SA ADR                                          17,500            106
                                                                  --------------
                                                                          53,918
                                                                  --------------
CHINA (8.5%)
   China Mobile
   (Hong Kong) Ltd.                                    16,671,000         44,030
   PetroChina Co. Ltd.                                 53,647,400         23,385
   China Petroleum &
   Chemical Corp.                                      39,837,700         13,790
*  China Life Insurance Co., Ltd.                      22,735,000         12,388
   CNOOC Ltd.                                          27,810,500         10,073
   Huaneng Power
   International, Inc. H Share                         10,340,000          9,677
   CITIC Pacific Ltd.                                   3,714,000          9,095
   China Telecom Corp. Ltd.                            27,132,000          8,088
   Denway Motors Ltd.                                  14,300,000          6,829
   Aluminum Corp. of China Ltd.                         8,463,000          4,964
   Cosco Pacific Ltd.                                   3,655,000          4,686
*  Semiconductor
   Manufacturing
   International Corp.                                 18,509,000          4,438
   China Merchants Holdings
   International Co. Ltd.                               3,656,000          4,312
   Beijing Datang Power
   Generation co. Ltd.                                  4,828,000          3,776
   China Resources
   Enterprise Ltd.                                      3,166,659          3,674
   Legend Group Ltd.                                   11,366,000          3,497
   Yanzhou Coal Mining Co.
   Ltd. H Share                                         3,466,000          3,244
   Zhejiang Expressway Co., Ltd.                        4,846,000          3,029
   Brilliance China Automotive
   Holdings Ltd.                                        7,555,000          2,785
   Sinopec Shanghai
   Petrochemical Co. Ltd.                               7,998,000          2,666
*  China Shipping
   Development Co.                                      4,380,000    $     2,527
   Shanghai Industrial
   Holding Ltd.                                         1,305,000          2,443
   China Overseas Land &
   Investment Ltd.                                     10,772,000          1,795
*  China Southern Airlines
   Company Ltd.                                         4,048,000          1,726
   Zhejiang Southeast Electric
   Power Co., Ltd.                                      2,234,900          1,719
*  Jiangsu Expressway Co.
   Ltd. H Share                                         3,712,000          1,678
   Sinotrans Ltd.                                       4,780,000          1,639
   TCL International Holdings Ltd.                      4,029,000          1,485
   Huadian Power International
   Corp. Ltd.                                           4,918,000          1,403
   Guangdong Electric Power
   Development Co., Ltd.                                1,941,900          1,399
   The Guangshen
   Railway Co., Ltd.                                    4,746,000          1,354
   China Travel International                           6,596,000          1,260
   Beijing Capital International
   Airport Co., Ltd.                                    3,404,000          1,047
*  China Eastern Airlines Corp. Ltd.                    5,218,000          1,017
   China Everbright Ltd.                                2,334,000            935
   Jiangxi Copper Co. Ltd.                              2,409,000            934
   COFCO International Ltd.                             2,076,000            878
   Sinopec Yizheng Chemical
   Fibre Co., Ltd.                                      4,816,000            877
   Fujian Zijin Mining
   Industry Co., Ltd.                                   2,632,000            860
   Beijing Enterprises
   Holdings Ltd.                                          820,000            852
*  Tsingtao Brewery Co., Ltd.                           1,012,000            798
   Travelsky Technology Ltd.                            1,084,000            744
   China Pharmaceutical
   Group Ltd.                                           2,234,000            652
*  AviChina Industry &
   Technology Co., Ltd.                                 4,874,000            569
   Qingling Motors Co. Ltd.
   H Share                                              3,346,000            476
   Shenzhen Investment Ltd.                             3,497,000            430
   Digital China Holdings Ltd.                          1,136,100            324
   China Resources Land                                 2,702,000            312
*  Eastern Communications
   Co. Ltd.                                               636,700            278
                                                                  --------------
                                                                         210,837
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
CZECH REPUBLIC (0.8%)
   Cesky Telecom a.s.                                     544,183    $     6,843
   Komercni Banka a.s.                                     52,108          5,698
   Ceske Energeticke Zavody a.s.                          708,115          5,060
   Philip Morris CR a.s.                                    3,202          2,074
*  Unipetrol a.s.                                         255,002            761
                                                                  --------------
                                                                          20,436
                                                                  --------------
HUNGARY (1.5%)
*  OTP Bank Rt.                                           807,590         15,058
   MOL Magyar Olaj-es Gazipari Rt.                        237,854          8,978
   Magyar Tavkozlesi Rt.                                1,590,875          6,647
   Richter Gedeon Rt.                                      47,239          4,805
*  Raba Rt.                                                22,975             88
                                                                  --------------
                                                                          35,576
                                                                  --------------
INDIA (6.7%)
   Reliance Industries Ltd.                             1,898,590         22,474
   Infosys Technologies Ltd.                              135,295         15,659
   Oil and Natural Gas Corp. Ltd.                         581,700         10,988
   ICICI Bank Ltd.                                      1,349,840          9,568
   Hindustan Lever Ltd.                                 2,656,380          8,434
   Housing Development
   Finance Corp. Ltd.                                     622,980          8,333
   Tata Motors Ltd.                                       549,744          5,847
   Ranbaxy Laboratories Ltd.                              242,580          5,796
   ITC Ltd.                                               238,110          5,759
   Satyam Computer Services Ltd.                          771,180          5,564
   Gail India Ltd.                                        874,500          4,294
   Larsen & Toubro Ltd.                                   329,400          4,202
   HDFC Bank Ltd.                                         486,970          4,116
   Wipro Ltd.                                             104,480          3,629
   State Bank of India                                    249,424          3,604
   Grasim Industries Ltd.                                 115,670          3,216
   Hindalco Industries Ltd.                               127,800          3,203
   Dr. Reddy's Laboratories Ltd.                          156,850          3,067
   Hero Honda Motors Ltd.                                 272,750          2,961
*  Maruti Udyog Ltd.                                      239,800          2,934
   Hindustan Petroleum
   Corporation Ltd.                                       280,000          2,899
   Tata Iron and Steel
   Company Ltd.                                           303,660          2,443
   Bharat Heavy Electricals Ltd.                          169,360          2,233
   Mahanagar Telephone
   Nigam Ltd.                                             652,250          2,174
   Bharat Petroleum Corp. Ltd.                            204,280          2,160
   Bajaj Auto Ltd.                                        100,220          2,075
   Zee Telefilms Ltd.                                     585,950          1,681
   I-Flex Solutions Ltd.                                  130,900          1,558
   Gujarat Ambuja Cements Ltd.                            207,870          1,555
   Cipla Ltd.                                              49,650          1,528
   Tata Power Co. Ltd.                                    178,340          1,524
   Mahindra & Mahindra Ltd.                               142,270    $     1,502
   Sun Pharmaceutical
   Industries Ltd.                                         83,930          1,417
   Nestle India Ltd.                                       78,580          1,140
   Bank of Baroda                                         199,650          1,015
   GlaxoSmithKline
   Pharmaceuticals (India) Ltd.                            65,500            983
   Videsh Sanchar Nigam Ltd.                              210,500            775
   Tata Tea Ltd.                                           84,200            721
   Asian Paints (India) Ltd.                              100,775            699
   ABB (India) Ltd.                                        36,470            643
   Associated Cement
   Companies Ltd.                                         100,900            635
   Indian Hotels Co. Ltd.                                  60,970            540
   Castrol (India) Ltd.                                   101,980            415
   Punjab Tractors Ltd.                                    71,920            374
   Colgate-Palmolive (India) Ltd.                         111,100            320
   GTL Ltd.                                               162,272            268
   Britannia Industries Ltd.                               19,600            265
   GlaxoSmithKline Consumer
   Healthcare Ltd.                                         37,935            215
                                                                  --------------
                                                                         167,405
                                                                  --------------
INDONESIA (2.0%)
   PT Telekomunikasi
   Indonesia Tbk                                       17,138,584         15,710
   PT Hanjaya Mandala
   Sampoerna Tbk                                        9,928,700          5,766
   PT Astra International Tbk                           7,523,400          4,883
   PT Central Bank Asia Tbk                             8,328,380          3,699
   PT Indonesian Satellite
   Corp. Tbk                                            7,835,500          3,547
*  PT Bank Rakyat Indonesia                            15,869,500          3,117
   PT Gudang Garam Tbk                                  1,636,600          2,721
   PT Bank Mandiri                                     13,826,200          2,283
   PT Bank Danamon                                      5,071,700          1,891
   PT Indofood Sukses
   Makmur Tbk                                          14,081,452          1,203
   PT Ramayana Lestari
   Sentosa Tbk                                          1,659,460          1,011
   PT Bank Indonesia Tbk                               23,637,740            969
*  PT Perusahaan Gas Negara                             5,048,000            747
   PT Kalbe Farma                                      13,045,696            683
   PT Semen Gresik Tbk                                    491,732            552
   PT Bimantara Citra Tbk                               1,356,752            525
   PT Tempo Scan Pacific Tbk                              524,956            427
   PT Astra Agro Lestari Tbk                            1,496,680            392
   PT Aneka Tambang Tbk                                 2,346,815            321
   PT Matahari Putra Prima Tbk                          3,813,816            282
   PT Bhakti Investama Tbk                              4,696,500            182
                                                                  --------------
                                                                          50,911
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                           SHARES          (000)
--------------------------------------------------------------------------------
ISRAEL (4.7%)
   Teva Pharmaceutical
   Industries Ltd.                                        979,390    $    63,920
*  Check Point Software
   Technologies Ltd.                                      628,090         14,716
   Bank Hapoalim Ltd.                                   2,544,563          6,565
   Bank Leumi Le-Israel                                 1,929,009          3,523
*  Bezeq Israeli
   Telecommunication
   Corp., Ltd.                                          2,817,690          2,953
   Israel Chemicals Ltd.                                1,602,667          2,689
   Makhteshim-Agan Industries Ltd.                        549,546          2,224
*  Orbotech Ltd.                                          102,075          2,156
*  M-Systems Flash Disk
   Pioneers Ltd.                                          111,625          1,948
   IDB Development Corp. Ltd.                              76,052          1,669
*  Koor Industries Ltd.                                    32,556          1,276
*  Israel Discount Bank Ltd.                            1,146,736          1,203
   Elbit Systems Ltd.                                      63,304          1,170
   Discount Investment Corp. Ltd.                          48,333          1,136
   United Mizrahi Bank Ltd.                               347,396          1,103
*  NICE Systems Ltd.                                       44,800          1,069
*  ECI Telecom Ltd.                                       187,465          1,050
   CLAL Industries Ltd.                                   205,666            973
   Migdal Insurance Holdings Ltd.                         721,928            936
*  Audiocodes Ltd.                                         98,000            919
   The Israel Corp. Ltd.-ILS 1 Par                          4,751            715
   Super Sol Ltd.                                         299,987            705
   CLAL Insurance Enterprise
   Holdings Ltd.                                           45,097            696
   Elite Industries Ltd. -ILS 1 Par                        80,129            679
*  Matav-Cable Systems Media Ltd.                          37,875            374
   Blue Square-Israel Ltd.                                 29,420            325
                                                                  --------------
                                                                         116,692
                                                                  --------------
MEXICO (7.5%)
   America Movil SA de
   CV Series L                                         19,794,798         33,640
   Telefonos de Mexico
   SA Series L                                         18,075,959         30,878
   Cemex SA CPO                                         4,062,432         23,725
   Wal-Mart de Mexico SA                                6,013,932         17,588
   Grupo Televisa SA CPO                                7,202,522         15,708
   America Movil SA de
   CV Series A                                          5,555,377          9,646
   Telefonos de Mexico SA
   Series A                                             5,555,377          9,568
   Fomento Economico
   Mexicano UBD                                         2,169,454          9,466
   Grupo Modelo SA                                      1,777,781          4,474
   Kimberly Clark de Mexico
   SA de CV Series A                                    1,671,732          4,434
   Grupo Carso SA de CV Series A1                         856,296    $     3,206
*  Grupo Mexico SA de CV                                  879,619          2,597
   Alfa SA de CV Series A                                 787,531          2,590
   TV Azteca SA CPO                                     4,220,500          2,369
   Grupo Financerio Banorte
   SA de CV                                               614,900          2,178
   Grupo Elektra SA                                       329,188          1,934
*  Coca-Cola Femsa SA de CV                               917,722          1,931
*  Corporacion Interamericana de
   Entretenimiento SA de CV                               826,593          1,703
   Grupo Bimbo SA                                         811,909          1,638
   Grupo Aeroportuario del
   Sureste SA de CV                                       747,000          1,457
   Industrias Penoles SA Series CP                        328,739          1,441
   Controladora Comercial
   Mexicana SA de CV (Units)                            1,067,071          1,179
*  Consorcio ARA SA de CV                                 427,100          1,172
   Grupo Continental SA                                   497,622            869
   Vitro SA                                               565,560            610
                                                                  --------------
                                                                         186,001
                                                                  --------------
PERU (0.6%)
   Compania de Minas
   Buenaventura S.A.u                                     291,233          6,478
   Credicorp Ltd.                                         193,025          2,442
   Minsur SA                                              658,315          1,621
   Southern Peru Copper Corp.                              46,950          1,380
   Edegel SA                                            2,353,228            919
   Union de Cervecerias Backus y
   Johnston SAA                                         1,835,832            453
   Luz del Sur SAA                                        351,123            420
   Compania de Minas
   Buenaventura SAA ADR                                    12,400            268
                                                                  --------------
                                                                          13,981
                                                                  --------------
PHILIPPINES (0.6%)
*  Philippine Long Distance
   Telephone Co.                                          142,696          2,752
   Bank of Philippine Islands                           2,214,100          1,918
   Globe Telecom, Inc.                                    101,000          1,533
   Ayala Land, Inc.                                    14,603,671          1,486
   Ayala Corp.                                         14,461,080          1,472
   San Miguel Corp. Class B                             1,053,013          1,401
   SM Prime Holdings, Inc.                              9,848,320          1,090
   Metropolitan Bank & Trust Co.                        1,791,085            800
*  Manila Electric Co.                                  1,080,393            588
*  Equitable PCI Bank, Inc.                               738,000            514
*  ABS-CBN Broadcasting Corp.                             870,200            373
   Petron Corp.                                         5,760,746            334
   Jollibee Foods Corp.                                   886,200            324
*  Filinvest Land, Inc.                                13,905,518            263
*  Megaworld Corp.                                     10,989,000            220
                                                                  --------------
                                                                          15,068
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
POLAND (1.5%)
   Telekomunikacja Polska SA                            2,366,008    $     9,597
   Polski Koncern Naftowy SA                            1,008,934          7,231
   Bank Polska Kasa Opieki
   Grupa Pekao SA                                         226,397          7,042
   Bank Przemyslowo
   Handlowy PBK SA                                         29,509          3,231
*  KGHM Polska Miedz SA                                   378,419          2,618
*  Prokom Software SA                                      28,278          1,429
*  Bank Zachodni WBK SA                                    63,100          1,413
*  Agora SA                                                78,716            936
   Grupa Kety SA                                           27,200            890
*  Bank Rozwoju Eksportu SA                                27,700            789
   Frantschach Swiecei SA                                  41,634            683
   Orbis SA                                                82,950            510
*  Computerland SA                                         16,654            448
*  Budimex SA                                              33,300            406
   Przedsiebiorstwo
   Farmaceutyczne JELFA SA                                 15,491            276
*  Softbank SA                                             38,790            239
                                                                  --------------
                                                                          37,738
                                                                  --------------
SOUTH AFRICA (14.6%)
   Anglo American PLC                                   4,748,569         94,886
   Sasol Ltd.                                           1,928,373         28,941
   Standard Bank Group Ltd.                             3,637,774         20,986
   Old Mutual PLC                                      11,688,952         20,047
*  MTN Group Ltd.                                       3,649,478         15,267
   Impala Platinum Holdings Ltd.                          214,229         14,582
   Firstrand Ltd.                                      10,214,524         14,097
   Gold Fields Ltd.                                     1,324,004         13,371
   Anglogold Ltd.                                         378,364         12,021
   Sanlam Ltd.                                          8,921,390         11,235
   Sappi Ltd.                                             732,475          9,882
   Harmony Gold Mining Co., Ltd.                          746,300          8,266
   Anglo American Platinum Corp.                          218,374          7,534
   Barloworld Ltd.                                        698,715          7,011
   Tiger Brands Ltd.                                      564,490          6,979
   Bidvest Group Ltd.                                     848,172          6,621
   Telkom South Africa Ltd.                               564,400          6,125
   Naspers Ltd.                                           852,360          5,759
   Nedcor Ltd.                                            660,559          5,680
   Imperial Holdings Ltd.                                 551,194          5,230
   Nampak Ltd.                                          1,946,133          3,987
   Steinhoff International
   Holdings Ltd.                                        2,890,200          3,594
   Liberty Group Ltd.                                     462,906          3,527
   Iscor Ltd.                                             677,465          3,243
   Woolworths Holdings Ltd.                             2,978,546          3,062
   Anglovaal Industries Ltd.                            1,144,100          3,010
*  Dimension Data Holdings PLC                          4,312,505          2,796
   Network Healthcare
   Holdings Ltd.                                        3,868,300          2,753
   JD Group Ltd.                                          424,872    $     2,516
   African Bank Investments Ltd.                        1,609,807          2,453
   Truworths International Ltd.                         1,636,097          2,352
   Foschini Ltd.                                          748,110          2,147
   Investec Ltd.                                          114,054          2,017
   Pick'n Pay Stores Ltd.                                 734,382          1,881
   Metropolitan Holdings Ltd.                           1,708,425          1,830
   Metro Cash & Carry Ltd.                              5,484,215          1,829
   Shoprite Holdings Ltd.                               1,294,357          1,805
   Alexander Forbes Ltd.                                  986,800          1,429
   Tongaat-Hulett Group Ltd.                              169,245          1,100
   Nedcor Ltd. Rights Exp.
   5/3/2004                                               188,145            403
                                                                  --------------
                                                                         362,254
                                                                  --------------
SOUTH KOREA (20.2%)
   Samsung Electronics Co., Ltd.                          388,560        184,453
   Kookmin Bank                                           934,209         34,873
   Posco                                                  167,400         20,473
   Samsung Electronics Co.,
   Ltd. Pfd.                                               68,620         18,948
   Hyundai Motor Co. Ltd.                                 472,510         18,021
   LG Electronics Inc.                                    279,731         16,974
   SK Telecom Co., Ltd.                                    99,580         16,974
   Samsung SDI Co. Ltd.                                   114,620         14,653
   KT Corp.                                               394,490         13,751
   Korea Electric Power Corp.                             787,790         12,891
   Shinhan Financial Group Ltd.                           591,890         10,316
   Hyundai Mobis                                          183,100          7,865
   Samsung Fire & Marine
   Insurance Co.                                          113,160          7,522
   Shinsegae Co. Ltd.                                      32,214          7,276
   KT & G Corp.                                           275,710          7,002
   Samsung Electro-Mechanics Co.                          184,400          6,946
   Posco ADR                                              207,000          6,365
   LG Chem Ltd.                                           138,832          5,608
   S-Oil Corp.                                            139,030          5,545
   Samsung Corp.                                          454,580          5,424
   Kia Motors                                             501,940          4,663
   Hana Bank                                              183,958          3,974
   Kangwon Land Inc.                                      327,908          3,731
   Samsung Securities Co. Ltd.                            166,670          3,445
   Samsung Electronics Co.,
   Ltd. GDR                                                14,000          3,323
   Hyundai Heavy
   Industries Co., Inc.                                   140,230          3,245
   Daelim Industrial Co.                                   85,110          3,163
   CJ Corp.                                                51,570          3,059
   Daewoo Shipbuilding & Marine
   Engineering Co., Ltd.                                  295,350          3,021
   LG Investment &
   Securities Co. Ltd.                                    286,750          2,468
   NCsoft Corp.                                            34,395          2,462

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                           SHARES          (000)
--------------------------------------------------------------------------------
   Hankook Tire Co. Ltd.                                  298,060    $     2,418
   Samsung Heavy
   Industries Co. Ltd.                                    541,810          2,405
   Amorepacific Corporation                                14,470          2,312
   Cheil Industrial, Inc.                                 137,470          1,998
*  Korea Exchange Bank                                    373,030          1,958
   Hite Brewery Co., Ltd.                                  26,390          1,934
   Nong Shim Co. Ltd.                                       9,834          1,890
   LG Engineering &
   Construction Co., Ltd.                                 111,140          1,890
*  Daishin Securities Co.                                 128,450          1,741
*  Hyundai Securities Co.                                 368,099          1,703
   Hanjin Shipping Co., Ltd.                              120,920          1,700
   Kumkang Korea
   Chemical Co., Ltd.                                      16,330          1,670
   Honam Petrochemical Corp.                               44,680          1,664
   LG Petrochemical Co., Ltd.                              82,190          1,650
   S1 Corp.                                                64,870          1,576
*  Korean Air Co. Ltd.                                    111,898          1,526
   Cheil Communications Inc.                               10,560          1,476
*  Daum Communications Corp.                               32,858          1,414
   Hyundai Department
   Store Co., Ltd.                                         44,508          1,202
   Dae Duck Electronics Co.                               114,773          1,169
   Yuhan Corp.                                             18,831          1,138
*  Daewoo Securities Co., Ltd.                            292,630          1,095
   LG Household & Health Care Ltd.                         34,932          1,051
   LG Cable Ltd.                                           65,770            936
   Samsung Fine Chemicals Co., Ltd.                        50,230            730
   Hyosung Corp.                                           78,503            672
   Poongsan Corp.                                          70,500            640
*  Shinhan Good Morning
   Securities Co., Ltd.                                   184,338            621
   Donqwon Financial
   Holding Co. Ltd.                                       102,903            570
   Humax Co., Ltd.                                         68,696            509
                                                                  --------------
                                                                         501,692
                                                                  --------------
TAIWAN (13.7%)
   Taiwan Semiconductor
   Manufacturing Co., Ltd.                             27,460,944         47,532
   United Microelectronics Corp.                       27,319,794         24,507
   Hon Hai Precision
   Industry Co., Ltd.                                   3,617,118         14,264
   AU Optronics Corp.                                   6,650,500         13,613
   Nan Ya Plastic Corp.                                 8,919,199         11,975
   China Steel Corp.                                   12,866,070         11,464
   Cathay Financial Holding Co.                         6,042,980         10,733
   MediaTek Incorporation                                 983,050          9,381
   Formosa Plastic Corp.                                6,543,816          9,357
   Mega Financial
   Holding Co. Ltd.                                    13,654,224          9,166
   Chinatrust Financial Holding                         8,416,332    $     9,045
   China Development
   Financial Holding Corp.                             15,376,684          8,424
   Formosa Chemicals &
   Fibre Corp.                                          5,360,624          7,746
   Asustek Computer Inc.                                3,482,175          7,442
   Fubon Financial
   Holding Co., Ltd.                                    7,007,100          6,686
   Quanta Computer Inc.                                 2,800,580          5,901
   Chunghwa Telecom Co., Ltd.                           3,621,000          5,832
   Compal Electronics Inc.                              4,775,710          5,377
   Acer Inc.                                            3,564,304          5,043
*  First Financial Holding Co., Ltd.                    6,616,000          4,840
   Taishin Financial Holdings                           4,991,000          4,372
*  Chunghwa Picture Tubes, Ltd.                         7,121,229          4,588
*  Hau Nan Financial
   Holdings Co., Ltd.                                   4,789,532          4,181
   Advanced Semiconductor
   Engineering Inc.                                     4,891,530          4,064
   BENQ Corp.                                           2,675,968          3,746
*  Chang Hwa Commercial Bank                            6,516,094          3,727
   Taiwan Cellular Corp.                                3,963,360          3,639
*  Winbond Electronics Corp.                            6,722,000          3,541
*  CMC Magnetics Corp.                                  3,993,700          3,318
   Lite-On Technology Corp.                             3,036,909          3,200
*  Macronix International Co., Ltd.                     7,947,700          3,134
   SinoPac Holdings                                     5,722,491          2,980
*  Tatung Co., Ltd.                                     7,099,000          2,778
*  Walsin Lihwa Corp.                                   5,719,000          2,617
   Uni-President Enterprises Co.                        5,766,590          2,508
*  Yageo Corp.                                          4,259,520          2,321
   Delta Electronics Inc.                               1,774,177          2,184
   Far Eastern Textile Ltd.                             3,621,627          2,180
   Pou Chen Corp.                                       2,225,542          2,123
*  Ritek Corp.                                          3,160,500          2,007
   International Bank of Taipei                         3,217,651          1,957
*  Siliconware Precision
   Industries Co.                                       2,215,300          1,947
   Inventec Co., Ltd.                                   3,034,830          1,900
   President Chain Store Corp.                          1,021,562          1,814
   Yulon Motor Co., Ltd.                                1,563,040          1,797
   Via Technologies Inc.                                1,568,046          1,784
   China Motor Co., Ltd.                                1,125,826          1,779
   Largan Precision Co., Ltd.                             143,400          1,606
   Yang Ming Marine Transport                           1,890,000          1,582
   Synnex Technology
   International Corp.                                    978,880          1,518
   Gigabyte Technology Co., Ltd.                          810,400          1,488
   Taiwan Glass Industrial Corp.                        1,709,990          1,462
   Realtek Semiconductor Corp.                            978,680          1,332
   Micro-Star
   International Co., Ltd.                                928,541          1,275

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
   Cheng Shin Rubber
   Industry Co., Ltd.                                     988,771    $     1,152
   Taiwan Cement Corp.                                  2,628,701          1,128
   Teco Electric &
   Machinery Co., Ltd                                   3,019,000          1,127
   Evergreen Marine Corp.                               1,455,344          1,117
   Asia Cement Corp.                                    2,144,000          1,117
   D-Link Corp.                                           824,800          1,110
   Premier Image Technology Corp.                         690,500          1,102
   Zyxel Communications Corp.                             486,000          1,061
   Advantech Co., Ltd.                                    462,199            974
   Wan Hai Lines Ltd.                                   1,053,684            882
*  Prodisc Technology Inc.                              1,005,730            878
   Kinpo Electronics, Inc.                              1,626,616            862
   Formosa Taffeta Co., Ltd.                            1,959,529            846
   Oriental Union Chemical Corp.                          807,920            841
   Phoenixtec Power Co., Ltd.                             761,430            808
   Cathay Construction Corp.                            1,753,779            797
   Accton Technology Corp.                              1,103,116            797
   Nien Hsing Textile Co. Ltd.                            803,000            776
   Taiwan Styrene Monomer Corp.                         1,021,800            738
*  Sampo Corp.                                          2,030,000            721
   EVA Airways Corp.                                    1,729,099            705
   Systex Corp.                                         1,463,620            701
*  Compeq Manufacturing Co., Ltd.                       1,521,750            653
   China Airlines                                       1,188,269            608
   Nien Made Enterprise Co., Ltd.                         342,000            592
*  Arima Computer Corp.                                 1,738,100            578
   Eternal Chemical Co., Ltd.                             859,100            528
   Giant Manufacturing Co., Ltd.                          411,270            503
*  Picvue Electronics, Ltd.                             1,324,150            498
   Shihlin Electric &
   Engineering Corp.                                      788,000            491
   Elitegroup Computer
   System Co., Ltd.                                       670,900            489
   Taiwan Secom Corp., Ltd.                               501,248            465
   Continental Engineering Corp.                          912,256            464
*  Wus Printed Circuit Co., Ltd.                          738,000            460
   BES Engineering Corp.                                2,349,468            431
                                                                  --------------
                                                                         341,777
                                                                  --------------
THAILAND (3.2%)
   PTT Public Co., Ltd. (Foreign)                       2,845,200         10,382
*  Bangkok Bank PLC (Foreign)                           3,701,134          9,066
   Advanced Information
   Services Co. Ltd. (Foreign)                          2,967,440          6,527
   PTT Exploration &
   Production PLC (Foreign)                               878,636          5,929
*  Kasikornbank
   Public Co. Ltd. (Foreign)                            4,552,100          5,518
   Siam Cement PLC (Foreign)                            1,012,740          5,467
   Shin Corp. Public Co. Ltd.                           3,465,500          3,053
   Krung Thai Bank Public Co. Ltd.                      9,386,200    $     2,510
   Thai Airways International
   Public Co. Ltd. (Foreign)                            1,695,700          2,415
   Siam Commercial Bank
   PLC (Foreign)                                        1,904,491          2,202
   Siam Cement PLC (Local)                                409,290          2,148
   Land and Houses Public Co. Ltd.                      7,111,700          1,973
*  Airports of Thailand
   Public Co. Ltd.                                      1,465,900          1,924
   BEC World Public Co. Ltd.
   (Foreign)                                            3,010,830          1,385
   Banpu PLC (Foreign)                                    398,600          1,295
   Hana Microelectronics
   Public Co. Ltd. (Foreign)                              366,600          1,228
*  Sahaviriya Steel Industries
   (Foreign)                                            1,781,900          1,158
   Siam City Cement PLC
   (Foreign)                                              215,606          1,153
   Siam Commercial Bank Cvt. Pfd.                         910,644          1,041
   TISCO Finance Public Co. Ltd.
   (Foreign)                                            1,376,900          1,015
   National Finance & Securities
   PLC (Foreign)                                        2,241,130            919
   Ratchaburi Electricity
   Generating Holding Public Co.
   Ltd. (Foreign)                                         952,000            892
*  Thai Olefins Public Co. Ltd.                           650,600            829
   Land and Houses Public Co. Ltd.                      3,165,100            815
   Delta Electronics (Thailand)
   Public Co. Ltd. (Foreign)                            1,153,750            743
   Charoen Pokphand Foods
   Public Co., Ltd. (Foreign)                           7,812,212            719
*  Bangkok Bank Public Co. Ltd.                           291,200            688
   Bangkok Expressway
   PLC (Foreign)                                        1,181,800            650
*  True Corp. PCL (Foreign)                             3,687,388            604
   Kiatnakin Finance
   Public Co. Ltd. (Foreign)                              593,100            586
   Thai Union Frozen Products
   Public Co., Ltd. (Foreign)                             868,500            512
   National Petrochemical
   PLC (Foreign)                                          236,316            511
   C.P. 7-Eleven Public Co. Ltd.                          350,200            495
   Kim Eng Securities Thailand
   Public Co. Ltd.                                        378,400            468
   Electricity Generating
   PLC (Foreign)                                          259,048            453
   Electricity Generating
   Public Co. Ltd.                                        224,800            379
   Siam Makro Public Co.
   Ltd. (Foreign)                                         223,900            257

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                           SHARES          (000)
--------------------------------------------------------------------------------
   GMM Grammy Public Co.
   Ltd. (Foreign)                                         712,800    $       249
*  United Broadcasting Corp.
   PLC (Foreign)                                          505,296            239
   Siam Cement PLC Non-Voting
   Depository Receipts                                     42,200            221
*  Bangkok Bank PLC (Local)                                87,200            206
*  Industrial Finance Corp. of
   Thailand PLC (Foreign)                               1,821,208            194
*  Kasikornbank Public Co., Ltd.                           99,700            121
   Advanced Info Service
   Public Co. Ltd.                                         34,000             75
   Banpu Public Co., Ltd.
   Non-Voting Depository
   Receipts                                                19,600             61
   Electricity Generating Public Co.
   Ltd. Non-Voting Depository
   Receipts                                                30,600             52
   Land and Houses Public Co. Ltd.
   Non-Voting Depository
   Receipts                                               199,000             51
*  Kasikornbank Public Co., Ltd.
   Non-Voting Depository
   Receipts                                                38,600             47
   Thai Union Frozen Products
   Public Co., Ltd. Non-Voting
   Depository Receipts                                     80,800             46
                                                                  --------------
                                                                          79,471
                                                                  --------------
TURKEY (1.8%)
   Akbank TAS                                       1,226,044,059          5,705
   Turkiye Is Bankasi
   A.S. C Shares                                    1,445,453,262          5,171
*  Turkiye Garanti
   Bankasi A.S.                                       985,896,371          3,023
   Anadolu Efes Biracilik ve
   Malt Sanayii A.S.                                  191,445,336          2,686
*  Haci Omer Sabanci
   Holding A.S.                                       810,295,515          2,642
*  Turkcell Iletisim
   Hizmetleri A.S.                                    239,097,700          2,596
*  KOC Holding A.S.                                   539,108,463    $     2,489
*  Yapi ve Kredi Bankasi A.S.                       1,160,221,198          2,474
*  Eregli Demir ve Celik
   Fabrikalari A.S.                                    75,040,371          2,129
   Tupras-Turkiye Petrol
   Rafinerileri A.S.                                  296,271,916          1,880
*  Ford Otomotiv Sanayi A.S.                          200,440,840          1,583
   Arcelik A.S.                                       264,592,080          1,418
   Dogan Yayin Holding A.S.                           356,214,654          1,187
   Migros Turk A.S.                                   236,197,485          1,182
*  Vestel Elektronik
   Sanayi ve Ticaret A.S.                             279,178,607            915
*  Tofas Turk Otomobil
   Fabrikasi A.S.                                     393,875,756            889
*  Turk Sise ve Cam
   Fabrikalari A.S.                                   319,376,289            822
*  Hurriyet Azteccilik ve
   Matbaacillik A.S.                                  281,921,141            800
   Trakya Cam Sanayii A.S.                            269,651,624            623
*  Haci Omer Sabanci
   Holding A.S.                                       162,059,101            508
   Aksigorta A.S.                                     182,960,751            497
   Alarko Holdings A.S.                                16,775,852            417
*  Tansas Perakende
   Magazacilik Ticaret A.S.                           351,819,696            367
   Cimsa Cemento Sanayi ve
   Ticaret A.S.                                       171,021,588            365
*  Aygaz A.S.                                         144,218,759            343
   Aksa Akrilik Kimya
   Sanayii A.S.                                        33,489,472            300
*  Is Gayrimenkul Yatirim
   Ortakligi A.S.                                     259,743,075            278
   Akcansa Cimento A.S.                                99,581,107            260
   Ak Enerji Elektrik Uretimi
   Otoproduktor Gruba A.S.                             53,378,685            254
   Adana Cimento Sanayii T.A.S.                        45,612,370            158
   Nortel Networks                                      6,657,324            145
                                                                  --------------
                                                                          44,106
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $2,248,290)                                                   2,472,909
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             FACE         MARKET
                                                           AMOUNT         VALUEO
                                                            (000)          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.01%, 7/7/2004
(COST $3,992)                                              $4,000    $     3,992
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
(COST $2,252,282)                                                      2,476,901
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      20,721
Liabilities                                                             (12,613)
                                                                  --------------
                                                                           8,108
                                                                  --------------
NET ASSETS (100%)                                                     $2,485,009
================================================================================
* See Note A in Notes to Financial Statements.
(1)The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investments in South Korea and Taiwan to 20.4% and 14.2%, respectively. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and -0.5%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)Security segregated in connection with open swap contracts. *Non-income-producing security.
ADR--American Depositary Receipt.
GDR--Global Depository Receipt.
ILS--Israeli Shekel.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $2,389,932
Undistributed Net Investment Income                                       17,149
Accumulated Net Realized Losses                                        (150,559)
Unrealized Appreciation (Depreciation)
Investment Securities                                                    224,619
Foreign Currencies                                                         (128)
Swap Contracts                                                             3,996
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,485,009
================================================================================

Investor Shares--Net Assets
Applicable to 191,774,482 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $2,257,600
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                           $11.77
================================================================================

Institutional Shares--Net Assets
Applicable to 19,297,844 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $227,409
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                      $11.78
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
                                                                                         VALUE*
TOTAL INTERNATIONAL STOCK INDEX FUND                                     SHARES           (000)
-----------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
-----------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Investor Shares                  174,242,030      $3,833,324
Vanguard Pacific Stock Index Fund Investor Shares                   196,071,750       1,656,806
Vanguard Emerging Markets Stock Index Fund Investor Shares           52,448,899         617,324
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
(COST $5,878,367)                                                                     6,107,454
-----------------------------------------------------------------------------------------------
                                                                           FACE
                                                                         AMOUNT
                                                                          (000)
-----------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  1.04%, 5/3/2004
  (COST $9,370)                                                          $9,370           9,370
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
(COST $5,887,737)                                                                     6,116,824
-----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-----------------------------------------------------------------------------------------------
Other Assets                                                                             14,510
Liabilities                                                                            (22,501)
                                                                                     ----------
                                                                                        (7,991)
                                                                                     ----------
-----------------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------------
Applicable to 566,832,487 outstanding $.001 par value shares of
   beneficial interest (unlimited authorization)                                     $6,108,833
===============================================================================================
NET ASSET VALUE PER SHARE                                                                $10.78
===============================================================================================
*See Note A in Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------
                                                                         AMOUNT             PER
                                                                          (000)           SHARE
-----------------------------------------------------------------------------------------------
Paid-in Capital                                                      $5,929,813          $10.47
Undistributed Net Investment Income                                       1,187              --
Accumulated Net Realized Losses                                        (51,254)           (.09)
Unrealized Appreciation                                                 229,087             .40
-----------------------------------------------------------------------------------------------
NET ASSETS                                                           $6,108,833          $10.78
===============================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
                                                                                         VALUE*
DEVELOPED MARKETS INDEX FUND                                              SHARES          (000)
-----------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
-----------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Investor Shares                    27,291,273       $600,408
Vanguard Pacific Stock Index Fund Investor Shares                     30,709,988        259,499
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
(COST $773,453)                                                                         859,907
-----------------------------------------------------------------------------------------------
                                                                            FACE
                                                                          AMOUNT
                                                                           (000)
-----------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  1.04%, 5/3/2004
  (COST $143)                                                               $143            143
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (COST $773,596)                                                                       860,050
-----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
-----------------------------------------------------------------------------------------------
Other Assets                                                                              1,531
Liabilities                                                                               (994)
                                                                                       --------
                                                                                            537
                                                                                       --------
-----------------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------------
Applicable to 108,502,307 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)                                          $860,587
===============================================================================================
NET ASSET VALUE PER SHARE                                                                 $7.93
===============================================================================================
*See Note A in Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------
                                                                          AMOUNT            PER
                                                                           (000)          SHARE
-----------------------------------------------------------------------------------------------
Paid-in Capital                                                         $775,734          $7.15
Undistributed Net Investment Income                                          151             --
Accumulated Net Realized Losses                                          (1,752)          (.02)
Unrealized Appreciation                                                   86,454            .80
-----------------------------------------------------------------------------------------------
NET ASSETS                                                              $860,587          $7.93
===============================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
                                                                                         VALUE*
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND                                SHARES          (000)
-----------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
-----------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Institutional Shares               22,546,099       $496,465
Vanguard Pacific Stock Index Fund Institutional Shares                25,370,134        214,377
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
(COST $637,246)                                                                         710,842
-----------------------------------------------------------------------------------------------
                                                                            FACE
                                                                          AMOUNT
                                                                           (000)
-----------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
in a Pooled Cash Account
1.04%, 5/3/2004
(COST $66)                                                                   $66             66
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
(COST $637,312)                                                                         710,908
-----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
-----------------------------------------------------------------------------------------------
Other Assets                                                                                635
Liabilities                                                                               (217)
                                                                                       --------
                                                                                            418
                                                                                       --------
-----------------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------------
Applicable to 90,527,785 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)                                          $711,326
===============================================================================================
NET ASSET VALUE PER SHARE                                                                 $7.86
===============================================================================================
*See Note A in Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------
                                                                          AMOUNT            PER
                                                                           (000)          SHARE
-----------------------------------------------------------------------------------------------
Paid-in Capital                                                         $647,589          $7.16
Undistributed Net Investment Income                                          119             --
Accumulated Net Realized Losses                                          (9,978)         (0.11)
Unrealized Appreciation                                                   73,596           0.81
-----------------------------------------------------------------------------------------------
NET ASSETS                                                              $711,326          $7.86
===============================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' Income Distributions Received from the other funds' net income have been reduced by their share of the other funds' expenses. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

----------------------------------------------------------------------------------------------------------------
                                                                      EUROPEAN         PACIFIC          EMERGING
                                                                   STOCK INDEX     STOCK INDEX     MARKETS STOCK
                                                                          FUND            FUND        INDEX FUND
                                                                   ---------------------------------------------
                                                                          SIX MONTHS ENDED APRIL 30, 2004
----------------------------------------------------------------------------------------------------------------
                                                                         (000)           (000)             (000)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends*                                                          $105,210         $32,309          $ 27,543
  Interest                                                                 133             158               108
  Security Lending                                                       1,636             567                 4
----------------------------------------------------------------------------------------------------------------
    Total Income                                                       106,979          33,034            27,655
----------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
    Investment Advisory Services                                            57              57                57
    Management and Administrative--Investor Shares                       6,930           3,578             2,552
    Management and Administrative--Admiral Shares                          321             226                --
    Management and Administrative--Institutional Shares                    194             225                85
    Marketing and Distribution--Investor Shares                            434             187               124
    Marketing and Distribution--Admiral Shares                              29              14                --
    Marketing and Distribution--Institutional Shares                        69              35                15
  Custodian Fees                                                        2,008             891              2,659
  Shareholders' Reports--Investor Shares                                    41              16                16
  Shareholders' Reports--Admiral Shares                                     --              --                --
  Shareholders' Reports--Institutional Shares                               --              --                --
  Trustees' Fees and Expenses                                                4               2                 1
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                      10,087           5,231             5,509
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   96,892          27,803            22,146
----------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                             2,372           2,021            25,423
  Futures Contracts                                                      1,551           3,330                --
  Foreign Currencies and Forward Currency Contracts                      2,291           1,995             (533)
  Swap Contracts                                                            --              --             1,967
----------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                 6,214           7,346            26,857
----------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                                725,406         246,622            68,000
  Futures Contracts                                                        667             311                --
  Foreign Currencies and Forward Currency Contracts                    (1,827)         (2,569)             (135)
  Swap Contracts                                                            --              --           (2,135)
----------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       724,246         244,364            65,730
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                             $827,352        $279,513          $114,733
----------------------------------------------------------------------------------------------------------------

*Dividends are net of foreign withholding taxes of $14,294,000, $1,637,000, and $3,376,000, respectively.

-----------------------------------------------------------------------------------------------------
                                                           TOTAL                        INSTITUTIONAL
                                                   INTERNATIONAL         DEVELOPED          DEVELOPED
                                                     STOCK INDEX     MARKETS INDEX      MARKETS INDEX
                                                            FUND              FUND               FUND
                                                   --------------------------------------------------
                                                              SIX MONTHS ENDED APRIL 30, 2004
-----------------------------------------------------------------------------------------------------
                                                           (000)             (000)              (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Income Distributions Received                         $ 93,582           $13,011            $13,041
  Interest                                                    39                29                  5
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                              93,621           13,040             13,046
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received                         --                --                 --
  Investment Securities Sold                                  --           (1,752)                107
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                      --           (1,752)                107
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES                433,356            63,414             55,878
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $526,977           $74,702            $69,031
=====================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-------------------------------------------------------------------------------------------------------------------
                                                     EUROPEAN STOCK                           PACIFIC STOCK
                                                       INDEX FUND                              INDEX FUND
                                           -------------------------------          -------------------------------
                                              SIX MONTHS              YEAR           SIX MONTHS                YEAR
                                                   ENDED             ENDED                ENDED               ENDED
                                             APR.30,2004       OCT.31,2003          APR.30,2004         OCT.31,2003
                                                   (000)             (000)                (000)               (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                         $ 96,892         $ 145,899             $ 27,803            $ 30,033
  Realized Net Gain (Loss)                         6,214          (43,021)                7,346             (5,878)
  Change in Unrealized Appreciation              724,246         1,114,572              244,364             620,071
  (Depreciation)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations             827,352         1,217,450              279,513             644,226
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                            (127,178)          (95,319)             (31,868)            (15,919)
    Admiral Shares                              (10,995)           (8,302)              (3,066)             (1,318)
    Institutional Shares                        (16,900)          (10,645)              (5,399)             (2,312)
  Realized Capital Gain
    Investor Shares                                   --                --                   --                  --
    Admiral Shares                                    --                --                   --                  --
    Institutional Shares                              --                --                   --                  --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (155,073)         (114,266)             (40,333)            (19,549)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                955,068           553,578              531,309             363,714
  Admiral Shares                                  73,684            34,274               31,237              50,971
  Institutional Shares                            63,007           227,705              240,420             172,230
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions                 1,091,759           815,557              802,966             586,915
-------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                    1,764,038         1,918,741            1,042,146           1,211,592
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                          6,434,610         4,515,869            2,831,406           1,619,814
  End of Period                               $8,198,648        $6,434,610           $3,873,552          $2,831,406
===================================================================================================================

---------------------------------------------------------------------------------------------------
                                                                                   EMERGING MARKETS
                                                                                   STOCK INDEX FUND
                                                                   SIX MONTHS                  YEAR
                                                                        ENDED                 ENDED
                                                                APR. 30, 2004         OCT. 31, 2003
                                                                        (000)                 (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                              $ 22,146              $ 26,515
  Realized Net Gain (Loss)                                             26,857              (11,244)
  Change in Unrealized Appreciation (Depreciation)                     65,730               497,995
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations   114,733               513,266
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                                  (26,370)              (14,099)
    Institutional Shares                                              (2,745)               (1,409)
  Realized Capital Gain
    Investor Shares                                                        --                    --
    Institutional Shares                                                   --                    --
---------------------------------------------------------------------------------------------------
    Total Distributions                                              (29,115)              (15,508)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                                     589,732               290,807
  Institutional Shares                                                 84,031                19,521
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions           673,763               310,328
---------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                           759,381               808,086
---------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                               1,725,628               917,542
---------------------------------------------------------------------------------------------------
  End of Period                                                    $2,485,009            $1,725,628
===================================================================================================

---------------------------------------------------------------------------------------------------
                                                                        TOTAL INTERNATIONAL
                                                                          STOCK INDEX FUND
                                                                   --------------------------------
                                                                   SIX MONTHS                  YEAR
                                                                        ENDED                 ENDED
                                                                APR. 30, 2004         OCT. 31, 2003
                                                                        (000)                 (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                              $ 93,621              $ 59,797
  Realized Net Gain (Loss)                                                 --                    --
  Change in Unrealized Appreciation (Depreciation)                    433,356               894,167
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations   526,977               953,964
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                              (92,958)              (59,624)
  Realized Capital Gain                                                    --                    --
---------------------------------------------------------------------------------------------------
    Total Distributions                                              (92,958)              (59,624)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE                          1,136,337               760,538
Transactions--Note G
---------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                         1,570,356             1,654,878
---------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                               4,538,477             2,883,599
---------------------------------------------------------------------------------------------------
  End of Period                                                    $6,108,833            $4,538,477
===================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL
                                                   DEVELOPED MARKETS                     DEVELOPED MARKETS
                                                        INDEX FUND                           INDEX FUND
                                              ----------------------------        ---------------------------------
                                                SIX MONTHS            YEAR         SIX MONTHS                  YEAR
                                                     ENDED           ENDED              ENDED                 ENDED
                                               APR.30,2004     OCT.31,2003        APR.30,2004           OCT.31,2003
                                                     (000)           (000)              (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                           $ 13,040         $ 6,567           $ 13,046               $ 8,163
  Realized Net Gain (Loss)                         (1,752)              --                107              (10,096)
  Change in Unrealized Appreciation
  (Depreciation)                                    63,414         112,094             55,878               120,043
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations                74,702         118,661             69,031               118,110
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                           (12,972)         (6,494)           (12,987)               (8,134)
  Realized Capital Gain                                 --              --                 --                    --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                           (12,972)         (6,494)           (12,987)               (8,134)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS--Note G                  201,929         176,561             88,516               195,677
-------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                        263,659         288,728            144,560               305,653
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              596,928         308,200            566,766               261,113
-------------------------------------------------------------------------------------------------------------------
  End of Period                                   $860,587        $596,928           $711,326              $566,766
===================================================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' expense ratios are zero because they pay no direct expenses; these funds' share of the expenses of the other funds in which they invest reduces the income received from them. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EUROPEAN STOCK INDEX FUND INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS         YEAR ENDED                              YEAR ENDED
                                            ENDED         OCTOBER 31,       JAN.1 TO             DECEMBER 31,
FOR A SHARE OUTSTANDING                  APR. 30,     ------------------    OCT. 31,    --------------------------------
THROUGHOUT EACH PERIOD                       2004       2003        2002       2001*       2000           1999      1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $19.93     $16.44      $19.50      $25.99     $28.82         $25.28    $20.13
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                       .25        .44         .39         .37       .335            .50       .41
  Net Realized and Unrealized Gain
  (Loss) on Investments                      2.28       3.45      (3.01)      (6.85)    (2.692)           3.69      5.40
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations         2.53       3.89      (2.62)      (6.48)    (2.357)           4.19      5.81
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income      (.46)      (.40)       (.44)       (.01)     (.423)          (.50)     (.52)
  Distributions from Realized Capital
  Gains                                        --         --          --          --     (.050)          (.15)     (.14)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (.46)      (.40)       (.44)       (.01)     (.473)          (.65)     (.66)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $22.00     $19.93      $16.44      $19.50     $25.99         $28.82    $25.28
========================================================================================================================
TOTAL RETURN**                             12.81%     24.27%     -13.81%     -24.94%     -8.18%         16.62%    28.86%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)     $6,853     $5,339      $3,870      $4,165     $5,611         $6,106    $4,479
  Ratio of Total Expenses to
  Average Net Assets                       0.29%+      0.32%       0.33%      0.30%+      0.29%          0.29%     0.29%
  Ratio of Net Investment Income to
  Average Net Assets                       2.50%+      2.76%       2.24%      2.08%+      1.64%          1.99%     1.97%
  Portfolio Turnover Rate                     4%+         6%         15%          3%         8%             7%        7%
========================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.
+ Annualized.

EUROPEAN STOCK INDEX FUND ADMIRAL SHARES

------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED
                                                        SIX MONTHS ENDED          OCTOBER 31,         AUG.13* TO
                                                                 APR.30,      ------------------         OCT.31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      2004        2003        2002          2001**
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $46.82      $38.61      $45.77          $50.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .608       1.070         .96             .12
  Net Realized and Unrealized Gain (Loss) on Investments           5.360       8.115      (7.08)          (4.35)
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               5.968       9.185      (6.12)          (4.23)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                           (1.118)      (.975)      (1.04)             .--
  Distributions from Realized Capital Gains                           --          --          --              --
----------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (1.118)      (.975)      (1.04)             .--
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $51.67      $46.82      $38.61          $45.77
================================================================================================================
TOTAL RETURN+                                                     12.87%      24.42%     -13.74%          -8.46%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                              $566        $447        $335            $261
  Ratio of Total Expenses to Average Net Assets                  0.19%++       0.23%       0.23%         0.25%++
  Ratio of Net Investment Income to Average Net Assets           2.60%++       2.84%       2.41%         0.70%++
  Portfolio Turnover Rate                                           4%++          6%         15%              3%
================================================================================================================

*Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. ++Annualized.

EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES

---------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                   SIX MONTHS ENDED      OCTOBER 31,     JAN.1 TO       MAY15**
                                                           APR. 30,   ----------------   OCT. 31,   TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2004     2003      2002      2001*          2000
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $19.96   $16.46    $19.52     $25.99        $27.22
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                         .27     .471      .414       .390          .172
  Net Realized and Unrealized Gain (Loss) on Investments       2.28    3.454   (3.015)    (6.848)        (.965)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           2.55    3.925   (2.601)    (6.458)        (.793)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.49)   (.425)    (.459)     (.012)        (.437)
  Distributions from Realized Capital Gains                      --       --        --         --            --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (.49)   (.425)    (.459)     (.012)        (.437)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $22.02   $19.96    $16.46     $19.52        $25.99
===============================================================================================================
TOTAL RETURN+                                                12.90%   24.49%   -13.71%    -24.85%        -2.89%
===============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $780     $649      $311       $248          $284
  Ratio of Total Expenses to Average Net Assets             0.12%++    0.17%     0.18%    0.20%++       0.20%++
  Ratio of Net Investment Income to Average Net Assets      2.63%++    2.96%     2.46%    2.13%++       1.19%++
  Portfolio Turnover Rate                                      4%++       6%       15%         3%            8%
===============================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. ++Annualized.

PACIFIC STOCK INDEX FUND INVESTOR SHARES

-------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS         YEAR ENDED                         YEAR ENDED
                                             ENDED         OCTOBER 31,      JAN.1 TO         DECEMBER 31,
FOR A SHARE OUTSTANDING                   APR. 30,      ----------------    OCT. 31,   ----------------------------
THROUGHOUT EACH PERIOD                        2004        2003      2002       2001*      2000        1999     1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $7.80       $5.90     $6.79       $8.95    $12.22      $ 7.84    $7.72
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                       .064        .082      .065         .07      .077         .08     .085
  Net Realized and Unrealized Gain
  (Loss) on Investments                       .691       1.885    (.923)      (2.23)   (3.222)        4.39     .100
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations          .755       1.967    (.858)      (2.16)   (3.145)        4.47     .185
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income      (.105)      (.067)    (.032)          --    (.125)       (.09)   (.065)
  Distributions from Realized Capital Gains     --          --        --          --        --          --       --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (.105)      (.067)    (.032)          --    (.125)       (.09)   (.065)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $8.45       $7.80     $5.90       $6.79    $ 8.95      $12.22    $7.84
===================================================================================================================
TOTAL RETURN**                               9.81%      33.75%   -12.67%     -24.13%   -25.74%      57.05%    2.41%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)      $2,993      $2,265    $1,386      $1,389    $1,823      $2,526   $1,033
  Ratio of Total Expenses to
  Average Net Assets                        0.35%+       0.39%     0.40%      0.37%+     0.38%       0.37%    0.40%
  Ratio of Net Investment Income to
  Average Net Assets                        1.64%+       1.49%     1.04%      1.06%+     0.68%       0.95%    1.17%
  Portfolio Turnover Rate                      1%+          3%       20%          2%        6%          6%       4%
===================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

PACIFIC STOCK INDEX FUND ADMIRAL SHARES

---------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                           SIX MONTHS ENDED        OCTOBER 31,       AUG.13* TO
                                                                   APR. 30,     ----------------       OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         2004       2003      2002         2001**
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $51.05     $38.63    $44.40         $50.00
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                .438       .575      .461            .20
  Net Realized and Unrealized Gain (Loss) on Investments              4.505     12.318   (6.016)         (5.80)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  4.943     12.893   (5.555)         (5.60)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (.733)     (.473)    (.215)             --
  Distributions from Realized Capital Gains                              --         --        --             --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (.733)     (.473)    (.215)             --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $55.26     $51.05    $38.63         $44.40
===============================================================================================================
TOTAL RETURN+                                                         9.82%     33.82%   -12.55%        -11.20%
===============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $250       $198      $102            $80
  Ratio of Total Expenses to Average Net Assets                     0.26%++      0.30%     0.30%        0.32%++
  Ratio of Net Investment Income to Average Net
  Assets                                                            1.74%++      1.59%     1.16%        2.05%++
  Portfolio Turnover Rate                                              1%++         3%       20%             2%
===============================================================================================================

*Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. ++Annualized.

PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES

---------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED
                                                       SIX MONTH ENDED       OCTOBER 31,     JAN.1 TO         MAY15**
                                                              APR. 30,    ---------------    OCT. 31,     TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    2004      2003     2002       2001*            2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $7.81     $5.91    $6.79       $8.95          $11.10
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                           .067      .090     .081         .08            .052
  Net Realized and Unrealized Gain (Loss) on Investments          .691     1.885   (.923)      (2.24)         (2.071)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              .758     1.975   (.842)      (2.16)         (2.019)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.118)    (.075)   (.038)          --          (.131)
  Distributions from Realized Capital Gains                         --        --       --          --              --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (.118)    (.075)   (.038)          --          (.131)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $8.45     $7.81    $5.91       $6.79          $ 8.95
=====================================================================================================================
TOTAL RETURN+                                                    9.85%    33.88%  -12.44%     -24.13%         -18.19%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                            $630      $369     $131         $90            $102
  Ratio of Total Expenses to Average Net Assets                0.17%++     0.22%    0.25%     0.29%++         0.29%++
  Ratio of Net Investment Income to Average Net
  Assets                                                       1.85%++     1.70%    1.20%     1.18%++         0.79%++
  Portfolio Turnover Rate                                         1%++        3%      20%          2%              6%
=====================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. ++Annualized.

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES

----------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED                          YEAR ENDED
                                      SIX MONTHS ENDED        OCTOBER 31,    JAN.1 TO            DECEMBER 31,
                                               APR. 30,   ---------------    OCT. 31,   ------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    2004      2003     2002       2001*       2000         1999     1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.04    $ 7.48    $7.28       $8.84     $12.50       $ 7.91    $9.98
INVESTMENT OPERATIONS
  Net Investment Income                           .097      .170      .15         .19       .141          .24      .27
  Net Realized and Unrealized Gain (Loss)
    on Investments                                .805     3.512      .25      (1.74)    (3.583)         4.62   (2.08)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations              .902     3.682      .40      (1.55)    (3.442)         4.86   (1.81)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income          (.172)    (.122)    (.20)       (.01)     (.218)        (.27)    (.26)
  Distributions from Realized Capital Gains         --        --       --          --         --           --       --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (.172)    (.122)    (.20)       (.01)     (.218)        (.27)    (.26)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.77    $11.04    $7.48       $7.28     $ 8.84       $12.50    $7.91
======================================================================================================================
TOTAL RETURN**                                   8.22%    49.88%    5.27%     -17.55%    -27.56%      61.57%%   -18.12
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)          $2,258    $1,589     $841        $770       $913       $1,138     $577
  Ratio of Total Expenses to
    Average Net Assets                          0.50%+     0.53%    0.57%      0.60%+      0.59%        0.58%    0.61%
  Ratio of Net Investment Income to
    Average Net Assets                          1.94%+     2.26%    1.67%      2.69%+      1.51%        2.55%    2.99%
  Portfolio Turnover Rate                          8%+       16%      65%         23%        40%          22%      22%
======================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases (1.0% prior to April 1, 2000); the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.5% fee on all other redemptions (1.0% prior to April 1, 2000); or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES

-------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                   SIX MONTHS ENDED        OCTOBER 31,     JAN. 1 TO      JUNE 22**
                                                           APR. 30,    ----------------     OCT. 31,    TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2004      2003      2002        2001*           2000
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.05    $ 7.49     $7.29        $8.84         $11.16
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .111      .183      .165         .200           .021
  Net Realized and Unrealized Gain (Loss) on                   .805     3.512      .246      (1.739)        (2.126)
  Investments
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           .916     3.695      .411      (1.539)        (2.105)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.186)    (.135)    (.211)       (.011)         (.215)
  Distributions from Realized Capital Gains                      --        --        --           --             --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.186)    (.135)    (.211)       (.011)         (.215)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $11.78    $11.05     $7.49        $7.29         $ 8.84
===================================================================================================================
TOTAL RETURN+                                                 8.34%    50.06%     5.40%      -17.42%        -18.86%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $227      $137       $76          $65            $19
  Ratio of Total Expenses to Average Net Assets             0.33%++     0.38%     0.41%      0.45%++        0.45%++
  Ratio of Net Investment Income to Average Net Assets      2.15%++     2.41%     1.85%      2.75%++        1.34%++
  Portfolio Turnover Rate                                      8%++       16%       65%          23%            40%
===================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions. ++Annualized.

TOTAL INTERNATIONAL STOCK INDEX FUND

---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED                         YEAR ENDED
                                          SIX MONTHS ENDED       OCTOBER 31,     JAN.1 TO          DECEMBER 31,
                                                  APR. 30,     ---------------   OCT. 31,    ------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004       2003     2002      2001*      2000     1999     1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.84      $7.79    $8.99     $11.83    $14.31   $11.19   $ 9.87
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .19       .157     .165         --       .20      .21      .21
  Capital Gain Distributions Received                   --         --       --         --       .01      .04      .02
  Net Realized and Unrealized Gain (Loss) on
  Investments                                          .94      2.050  (1.200)     (2.84)    (2.44)     3.09     1.31
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.13      2.207  (1.035)     (2.84)    (2.23)     3.34     1.54
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.19)     (.157)   (.165)         --     (.20)    (.21)    (.21)
  Distributions from Realized Capital Gains             --         --       --         --     (.05)    (.01)    (.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.19)     (.157)   (.165)         --     (.25)    (.22)    (.22)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.78      $9.84    $7.79     $ 8.99    $11.83   $14.31   $11.19
=====================================================================================================================
TOTAL RETURN**                                      11.55%     28.94%  -11.80%    -24.01%   -15.61%   29.92%   15.60%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $6,109     $4,538   $2,884     $2,732    $2,920   $2,570   $1,375
  Ratio of Total Expenses to
    Average Net Assets--Note C                          0%+         0%       0%         0%        0%       0%       0%
  Ratio of Net Investment Income to
    Average Net Assets                               1.69%      1.75%    1.70%    0.05%++     1.68%    2.04%    2.18%
  Portfolio Turnover Rate                             2%++         2%       5%         2%        3%       1%       2%
=====================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.
+The average weighted annualized expense ratio of the underlying funds was 0.33%.
++Annualized.

DEVELOPED MARKETS INDEX FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED
                                                        SIX MONTH ENDED      OCTOBER 31,       JAN. 1 TO        MAY 8**
                                                               APR. 30,    ---------------      OCT. 31,    TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                     2004      2003     2002         2001*           2000
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $7.22     $5.80    $6.83         $9.07         $10.00
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                            .143      .116      .12            --            .15
  Capital Gain Distributions Received                                --        --       --            --             --
  Net Realized and Unrealized Gain (Loss) on Investments           .710     1.420   (1.03)        (2.24)          (.93)
-----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               .853     1.536    (.91)        (2.24)          (.78)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                           (.143)    (.116)    (.12)            --          (.15)
  Distributions from Realized Capital Gains                          --        --       --            --             --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (.143)    (.116)    (.12)            --          (.15)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $7.93     $7.22    $5.80         $6.83         $ 9.07
=======================================================================================================================
TOTAL RETURN+                                                    11.89%    27.06%  -13.61%       -24.70%         -7.78%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                             $861      $597     $308          $145            $99
  Ratio of Total Expenses to Average Net Assets--Note C            0%++        0%       0%            0%             0%
  Ratio of Net Investment Income to Average Net Assets            1.70%     1.48%    1.30%      0.04%+++       1.66%+++
  Portfolio Turnover Rate                                         3%+++        7%       5%            9%             8%
=======================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the $10 annual account maintenance fee applied on balances under $10,000.
++The average weighted annualized expense ratio of the underlying funds was 0.31%.
+++Annualized.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED
                                                     SIX MONTHS ENDED      OCTOBER 31,      JAN.1 TO         JUNE1**
                                                             APR. 30,   -----------------   OCT. 31,     TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2004     2003       2002      2001*            2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $7.16    $5.76      $6.78      $9.01          $10.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .158     .126       .132         --             .15
  Capital Gain Distributions Received                              --       --         --         --              --
  Net Realized and Unrealized Gain (Loss) on Investments         .700    1.400    (1.020)     (2.23)           (.99)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             .858    1.526     (.888)     (2.23)           (.84)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                         (.158)   (.126)     (.132)         --           (.15)
  Distributions from Realized Capital Gains                        --       --         --         --              --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (.158)   (.126)     (.132)         --           (.15)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $7.86    $7.16      $5.76      $6.78          $ 9.01
====================================================================================================================
TOTAL RETURN+                                                  12.07%   27.13%    -13.41%    -24.75%          -8.38%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                           $711     $567       $261       $206            $171
  Ratio of Total Expenses to Average Net Assets--Note C          0%++       0%         0%         0%              0%
  Ratio of Net Investment Income to Average Net Assets          2.00%    1.80%      1.75%   0.05%+++        1.74%+++
  Portfolio Turnover Rate                                      24%+++      11%         9%         3%              3%
====================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
++The average weighted annualized expense ratio of the underlying funds was 0.14%.
+++Annualized.







SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
Vanguard  International  Stock  Index  Funds  comprise  the  European,  Pacific,
Emerging Markets, and Total International Stock Index Funds, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund, each of which is registered under the Investment Company Act of1940 as an open-end investment company, or mutual fund. The European, Pacific, and Emerging Markets Stock Index Funds each seek to match the performance of a distinct international market index by investing in common stocks. The Total International Stock Index Fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Markets and Institutional Developed Markets Index Funds seek to match the performance of their target index by investing in the European and Pacific Stock Index Funds. The funds' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations. The European and Pacific Stock Index Funds each offer three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. The Emerging Markets Stock Index Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

 1.SECURITY  VALUATION:  European,  Pacific,  and Emerging  Markets  Stock Index
   Funds: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the funds' pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange on the valuation date. All funds: Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

 2.FOREIGN CURRENCY: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As a part of the funds' fair-value procedures, exchange rates may be adjusted if they change significantly before the funds' pricing time but after the time at which the MSCI rates are determined (generally 11 a.m., Eastern time).

      Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

   3. FUTURES AND FORWARD CURRENCY CONTRACTS: The European Stock Index Fund uses MSCI Pan-Euro Index futures contracts, and the Pacific Stock Index Fund uses Topix Index futures contracts, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

      The European and Pacific Stock Index Funds also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The primary risk associated with the funds' use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the funds under the contracts.

      Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

   4. SWAP CONTRACTS: The Emerging Markets Stock Index Fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
   5. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

 6.FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

 7.DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

 8.OTHER:  Dividend  income  is  recorded  on  the  ex-dividend  date.  Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
   Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Stock Index Funds at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         CAPITAL CONTRIBUTION      PERCENTAGE      PERCENTAGE OF
                                  TO VANGUARD         OF FUND         VANGUARD'S
INDEX FUND                              (000)      NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
European                               $1,186           0.01%              1.19%
Pacific                                   574            0.02               0.57
Emerging Markets                          382            0.02               0.38
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the six months ended April 30, 2004, were reimbursed by Vanguard.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. During the six months ended April 30, 2004, the European, Pacific, and Emerging Markets Stock Index Funds realized net foreign currency gains (losses) of $510,000, $323,000, and $(533,000), respectively, which permanently increased (decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized losses to undistributed net investment income. The Emerging Markets Stock Index Fund also realized gains on sales of "passive foreign
                                       65
investment companies" of $14,000, which have been included in current and prior periods' taxable income; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income. The Emerging Markets Stock Index Fund realized gains (losses) include realized gains on swaps of $434,000 and taxes paid on realized capital gains on Indian securities of ($143,000) which are treated as increases (decreases) to taxable income; accordingly these amounts have been reclassified from accumulated net realized losses to undistributed net investment income.

The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2003, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                        CAPITAL LOSSES
                                               ---------------------------------
                                                              EXPIRATION: FISCAL
                                                 AMOUNT             YEARS ENDING
INDEX FUND                                        (000)               OCTOBER 31
--------------------------------------------------------------------------------
European                                       $374,339                2008-2011
Pacific                                         178,735                2006-2011
Emerging Markets                                177,644                2006-2011
Total International                              51,127                2009-2010
Institutional Developed Markets                  10,096                     2011
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2004; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2004, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                      (000)
                                  ----------------------------------------------
                                                                  NET UNREALIZED
                                  APPRECIATED     DEPRECIATED       APPRECIATION
INDEX FUND                         SECURITIES      SECURITIES     (DEPRECIATION)
--------------------------------------------------------------------------------
European                           $1,777,999      $(512,311)         $1,265,688
Pacific                               422,714       (345,891)             76,823
Emerging Markets                      425,974       (201,424)            224,550
Total International                   234,672         (5,585)            229,087
Developed Markets                      86,454              --             86,454
Institutional Developed Markets        73,596              --             73,596
--------------------------------------------------------------------------------

At April 30, 2004, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                               (000)
                                                    ----------------------------
                                                     AGGREGATE        UNREALIZED
                                        NUMBER OF   SETTLEMENT      APPRECIATION
INDEX FUND/FUTURES CONTRACTS       LONG CONTRACTS        VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
European/
  MSCI Pan-Euro Index, exp. 6/2004          1,911      $37,754              $610
Pacific/
  Topix Index, exp. 6/2004                     90        9,640               465
--------------------------------------------------------------------------------

At April 30, 2004, the European and Pacific Stock Index Funds had open forward currency contracts to receive and deliver currencies as follows:

--------------------------------------------------------------------------------
                                                         (000)
                                      ------------------------------------------
                                           CONTRACT AMOUNT            UNREALIZED
                                      -------------------------     APPRECIATION
INDEX FUND/CONTRACT SETTLEMENT DATE     RECEIVE         DELIVER   (DEPRECIATION)
--------------------------------------------------------------------------------
European       6/23/2004        EUR      30,931   USD   37,027            $(730)
Pacific        6/15/2004        JPY   1,100,000   USD    9,980              (57)
--------------------------------------------------------------------------------
EUR--euro.
JPY--Japanese yen.
USD--U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The European, Pacific, and Emerging Markets Stock Index Funds had net unrealized foreign currency losses of $278,000, $576,000, and $128,000, respectively, resulting from the translation of other assets and liabilities at April 30, 2004.

At April 30, 2004, the Emerging Markets Stock Index Fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

---------------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                        NOTIONAL    FLOATING    MARKET       APPRECIATION
                                         TERMINATION      AMOUNT    INTEREST     VALUE     (DEPRECIATION)
FUND/COUNTRY/REFERENCE STOCK                    DATE       (000)       RATE*     (000)              (000)
---------------------------------------------------------------------------------------------------------
Emerging Markets
  South Korea
    KT Corp.                                7/8/2004      $1,621       2.90%    $1,464            $ (157)
    SK Telecom Co., Ltd.                    7/8/2004       3,504       2.90%     4,091                587
  Taiwan
    BENQ Corp.                              7/7/2004         447       2.90%       706                259
    Cathay Financial Holding Co.            7/7/2004       2,687       2.65%     4,262              1,575
    China Development
    Financial Holding Corp.                 7/7/2004         656       1.40%     1,003                347
    CMC Magnetics Corp.                     7/7/2004         432       2.90%       722                290
    Gigabyte Technology Co., Ltd.           7/7/2004         260       2.90%       348                 88
    Hon Hai Precision
    Industry Co., Ltd.                      7/7/2004         409       0.90%       455                 46
    Lite-On Technology Corp.                7/7/2004         322       2.90%       420                 98
    Macronix International Co., Ltd.        7/7/2004         226       2.90%       520                294
    Quanta Computer Inc.                    7/7/2004         858       2.90%     1,098                240
    Realtek Semiconductor Corp.             7/7/2004         356       1.40%       301               (55)
    Ritek Corp.                             7/7/2004         320       1.90%       482                162
    Siliconware Precision
    Industries Co.                          7/7/2004         325       2.90%       573                248
    Via Technologies Inc.                   7/7/2004         412       1.90%       386               (26)
                                                                                                ---------
                                                                                                    3,996
                                                                                                ---------
---------------------------------------------------------------------------------------------------------

*Based on one-month London InterBank Offered Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At April 30, 2004, the spread was greater than LIBOR, resulting in net interest earned by the fund at the rate shown above.

E. During the six months ended April 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                               (000)
                                                 -------------------------------
INDEX FUND                                        PURCHASES                SALES
European                                         $1,151,298             $141,307
Pacific                                             834,114               13,278
Emerging Markets                                    771,983               84,515
Total International                               1,199,584               62,902
Developed Markets                                   213,973               12,326
Institutional Developed Markets                     163,826               76,084
--------------------------------------------------------------------------------

F. The market value of securities on loan to broker/dealers at April 30, 2004, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                              (000)
                                                 -------------------------------
                                               MARKET VALUE                 CASH
                                                  OF LOANED           COLLATERAL
INDEX FUND                                       SECURITIES             RECEIVED
--------------------------------------------------------------------------------
European                                         $1,556,833           $1,652,356
Pacific                                             388,598              411,300
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED            YEAR ENDED
                                                          APRIL 30, 2004            OCT. 31, 2003
                                                      -------------------------------------------------
                                                           AMOUNT       SHARES        AMOUNT     SHARES
INDEX FUND                                                  (000)        (000)         (000)      (000)
-------------------------------------------------------------------------------------------------------
EUROPEAN
Investor Shares
  Issued                                               $1,107,013       50,198      $919,668     53,722
  Issued in Lieu of Cash Distributions                    122,204        5,836        90,697      5,679
  Redeemed*                                             (274,149)     (12,413)     (456,787)   (27,003)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Investor Shares              955,068       43,621       553,578     32,398
                                                       ------------------------------------------------
Admiral Shares
  Issued                                                   97,742        1,878        98,535      2,450
  Issued in Lieu of Cash Distributions                      8,521          173         6,400        171
  Redeemed*                                              (32,579)        (632)      (70,661)    (1,768)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Admiral Shares                73,684        1,419        34,274        853
                                                       ------------------------------------------------
Institutional Shares
  Issued                                                  193,303        8,848       351,531     20,586
  Issued in Lieu of Cash Distributions                     15,587          744        10,145        635
  Redeemed*                                             (145,883)      (6,680)     (133,971)    (7,589)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Institutional Shares          63,007        2,912       227,705     13,632
-------------------------------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED             YEAR ENDED
                                                             APRIL 30, 2004            OCT. 31, 2003
                                                        ----------------------     --------------------
                                                           AMOUNT       SHARES        AMOUNT     SHARES
INDEX FUND                                                  (000)        (000)         (000)      (000)
-------------------------------------------------------------------------------------------------------
PACIFIC
Investor Shares
  Issued                                                 $634,998       76,489      $529,652     81,854
  Issued in Lieu of Cash Distributions                     30,438        3,948        15,104      2,640
  Redeemed**                                            (134,127)     (16,433)     (181,042)   (28,933)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Investor Shares              531,309       64,004       363,714     55,561
                                                       ------------------------------------------------
Admiral Shares
  Issued                                                  101,903        1,905        73,096      1,757
  Issued in Lieu of Cash Distributions                      2,258           45         1,055         28
  Redeemed**                                             (72,924)      (1,292)      (23,180)      (567)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Admiral Shares                31,237          658        50,971      1,218
                                                       ------------------------------------------------
Institutional Shares
  Issued                                                  344,682       40,011       244,471     37,056
  Issued in Lieu of Cash Distributions                      5,334          692         2,099        367
  Redeemed**                                            (109,596)     (13,402)      (74,340)   (12,425)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Institutional Shares         240,420       27,301       172,230     24,998
-------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Investor Shares
  Issued                                                 $703,894       57,023      $399,952     44,002
  Issued in Lieu of Cash Distributions                     24,126        2,114        12,798      1,624
  Redeemed+                                             (138,288)     (11,316)     (121,943)   (14,176)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Investor Shares              589,732       47,821       290,807     31,450
                                                       ------------------------------------------------
Institutional Shares
  Issued                                                   85,418        7,034        31,104      3,725
  Issued in Lieu of Cash Distributions                      1,796          157         1,016        129
  Redeemed+                                               (3,183)        (255)      (12,599)    (1,658)
                                                       ------------------------------------------------
    Net Increase (Decrease)--Institutional Shares          84,031        6,936        19,521      2,196
-------------------------------------------------------------------------------------------------------
TOTAL INTERNATIONAL
  Issued                                               $1,470,470      136,351    $1,204,305    144,867
  Issued in Lieu of Cash Distributions                     85,441        8,208        54,512      7,211
  Redeemed++                                            (419,574)     (38,789)     (498,279)   (61,379)
                                                       ------------------------------------------------
    Net Increase (Decrease)                             1,136,337      105,770       760,538     90,699
-------------------------------------------------------------------------------------------------------
DEVELOPED MARKETS
  Issued                                                 $256,054       32,629      $272,248     45,434
  Issued in Lieu of Cash Distributions                     11,440        1,495         5,661      1,009
  Redeemed+++                                            (65,565)      (5,274)     (101,348)   (16,899)
                                                       ------------------------------------------------
    Net Increase (Decrease)                               201,929       28,850       176,561     29,544
-------------------------------------------------------------------------------------------------------


                                                         SIX MONTHS ENDED                 YEAR ENDED
                                                          APRIL 30, 2004                OCT. 31, 2003
                                                      --------------------            -----------------
                                                        AMOUNT      SHARES            AMOUNT     SHARES
INDEX FUND                                               (000)       (000)             (000)      (000)
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL DEVELOPED MARKETS
  Issued                                              $160,201      20,850          $254,567     43,178
  Issued in Lieu of Cash Distributions                   7,931       1,048             3,270        589
  Redeemed++++                                        (79,616)    (10,484)          (62,160)    (9,994)
                                                      -------------------------------------------------
    Net Increase (Decrease)                             88,516      11,414           195,677     33,773
-------------------------------------------------------------------------------------------------------

*European Stock Index Fund amounts are net of redemption fees of $54,000 and $24,000, respectively (fund totals).
**Pacific Stock Index Fund amounts are net of redemption fees of $100,000 and $27,000, respectively (fund totals).
+Emerging Markets Stock Index Fund amounts are net of redemption fees of $587,000 and $499,000, respectively (fund totals).
++Total International Stock Index Fund amounts are net of redemption fees of $116,000 and $24,000, respectively.
+++Developed Markets Index Fund amounts are net of redemption fees of $0 and $3,000, respectively.
++++Institutional Developed Markets Index Fund amounts are net of redemption fees of $0 and $0, respectively.

--------------------------------------------------------------------------------
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THE PEOPLE WHO GOVERN YOUR FUND

--------------------------------------------------------------------------------
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of
--------------------------------------------------------------------------------

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER)         PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*      Chairman of the          Chairman of the Board, Chief Executive Officer, and Director/Trustee of
(1954)                Board, Chief             The Vanguard Group, Inc., and of each of the investment companies
May 1987              Executive Officer,       served by The Vanguard Group.
                      and Trustee
                      (129)
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT           TRUSTEES
CHARLES D. ELLIS      Trustee                  The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)                (129)                    to Greenwich Associates (international business strategy consulting);
January 2001                                   Successor Trustee of Yale University; Overseer of the Stern School of
                                               Business at New York University; Trustee of the Whitehead Institute
                                               for Biomedical Research.
----------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA        Trustee                  Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                (129)                    Chairman (January-September 1999), and Vice President (prior to
December 2001                                  September 1999) of Rohm and Haas Co. (chemicals); Director of
                                               Technitrol, Inc. (electronic components), and Agere Systems (commu-
                                               nications components); Board Member of the American Chemistry
                                               Council; Trustee of Drexel University.
----------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN       Trustee                  Vice President, Chief Information Officer, and Member of the
HEISEN                (129)                    Executive Committee of Johnson & Johnson (pharmaceuticals/
(1950)                                         consumer products); Director of the University Medical Center at
July 1998                                      Princeton and Women's Research and Education Institute.
----------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL     Trustee                  Chemical Bank Chairman's Professor of Economics, Princeton
(1932)                (127)                    University; Director of Vanguard Investment Series plc (Irish invest-
May 1977                                       ment fund) (since November 2001), Vanguard Group (Ireland)
                                               Limited (Irish investment management firm) (since November 2001),
                                               Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
                                               (software company).
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (129)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (129)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (129)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (129)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

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All other marks are the exclusive property of their respective owners.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

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(C)2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.


Q722 062004

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  June 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  June 14, 2004

       VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  June 14, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.